UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2021 through February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2022

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

LETTER TO SHAREHOLDERS

April 5, 2022 (Unaudited)

Dear Shareholders,

While the economic rebound and recovery from the depths of the pandemic continued through 2021 and into 2022, the emergence of coronavirus variants and the military conflict in Ukraine stoked increased volatility in financial markets. While U.S. corporate profits remained at record highs throughout the period, accelerating inflation consumed a growing portion of those earnings during the twelve months ended February 28, 2022.

“Regardless of the path of the economy, we believe investors may benefit most from a diversified portfolio and a long-term approach.” — Andrea L. Lisher

Equity markets in the U.S. and other developed markets generated strong returns for investors during the period, while bond markets brought mixed returns amid low interest rates and rising inflation. Notably, the U.S. real estate sector boomed during the period amid low mortgage rates, rising consumer wealth and limited housing supply. More broadly, growth in jobs, wages and strong consumer spending largely continued despite renewed social restrictions in response to the emergence of the Omicron variant of COVID-19 toward the end of the period.

Globally, energy prices generally rose in 2021 amid surging demand and supply chain bottlenecks and have since spiked higher amid the conflict in Ukraine. Russia’s military invasion and the financial and trade sanctions imposed on Russia by an alliance of developed and emerging market nations have fed investor uncertainty and weighed on global financial markets.

In the months ahead, economists generally expect that the U.S. economy is likely to maintain its growth momentum given expectations that the pandemic will recede and consumers will continue to spend amid a boom in household wealth. Meanwhile, the U.S. Federal Reserve, which responded to tight labor markets, rising wages and accelerating inflation by raising interest rates in mid-March for the first time since December 2018, has signaled its intent to raise rates six more times in 2022. The timing and magnitude of further interest rate increases and the duration and scope of the conflict in Ukraine are likely to remain key factors in the performance of the global economy and financial markets in the year ahead.

Regardless of the path of the economy, we believe investors may benefit most from a diversified portfolio and a long-term approach. Meanwhile, J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

Bond markets underperformed equity markets throughout the period amid low interest rates and accelerating inflationary pressure as the global economy rebounded from 2020. While leading central banks in developed markets largely maintained monetary stimulus programs and historically low interest rates, soaring inflation led select emerging market nations to raise interest rates. Simultaneously, a year-long rally in global equity markets largely drew investors away from in low-yielding fixed income assets.

In the first half of the period, high yield bonds (also called “junk bonds”) and emerging markets debt outperformed investment grade corporate bonds as well as U.S. Treasury bonds and other developed market sovereign debt. However, equity markets largely outperformed all bond markets by a wide margin during the first half of the period.

As the global economic rebound accelerated during 2021, pent up demand and the effects of the pandemic led to bottlenecks in global supply chains and fueled rising inflationary pressure. While U.S. Federal Reserve stated that rising inflation was likely a temporary consequence of the global economic rebound, it said at its July meeting that it could begin tapering off its $120 billion combined monthly asset purchasing programs by the end of 2021. As inflation and job growth surged in the second half of the year the Fed began to reduce monthly asset purchases and signaled in November that it was prepared to raise rates in the months ahead.

The final two months of the period were marked by a further building in inflationary pressure and Russia’s military buildup and subsequent invasion of Ukraine at the end of February 2022. The invasion — and swift imposition of financial and trade sanctions on Russia — led to a spike in global prices for petroleum, natural gas and a range of other commodities. Financial market volatility rose sharply amid investor uncertainty about the duration and scope of fighting in Ukraine.

For the twelve month period ended February 28, 2022, the Bloomberg U.S. Aggregate Index returned -2.64%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	(1.92)%
Bloomberg U.S. Aggregate Index (formerly known as Bloomberg Barclays U.S. Aggregate Index)	(2.64)%

Net Assets as of 2/28/2022 (In Thousands)	$2,073,952
Duration as of 2/28/2022	6.1 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds with shorter duration will experience a smaller decrease in price compared with longer duration bonds when interest rates rise. The Fund allocation to agency mortgage-backed securities and securitized credit, including non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities also helped relative performance.

The Fund’s underweight allocation to U.S. Treasury securities and its underweight position in the 30-year portion of the yield curve in the first half of the period were leading detractors from from relative performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
U.S. Treasury Obligations	26.6%
Corporate Bonds	26.4
Mortgage-Backed Securities	15.8
Collateralized Mortgage Obligations	11.0
Asset-Backed Securities	10.7
Commercial Mortgage-Backed Securities	3.8
Others (each less than 1.0%)	1.9
Short-Term Investments	3.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(1.92)%	3.44%	3.14%

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	(2.10)%
Bloomberg Intermediate U.S. Government/Credit Index (formerly known as Bloomberg Barclays Intermediate U.S. Government/Credit Index)	(2.46)%

Net Assets as of 2/28/2022 (In Thousands)	$85,662
Duration as of 2/28/2022	3.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2022, the Fund outperformed the Bloomberg Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s shorter duration was a leading contributor to performance as interest rates rose during the period. Generally, bonds of shorter duration will experience a smaller decrease in prices compared with longer duration bonds when interest rates rise. The Fund’s out-of-Benchmark allocation to non-agency mortgage-backed securities and asset-backed securities also contributed to relative performance.

The Fund’s underweight allocation to U.S. Treasury securities and its out-of-Benchmark allocations to agency mortgage-backed securities were leading detractors from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION AS OF FEBRUARY 28, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	29.2%
U.S. Treasury Obligations	25.2
Collateralized Mortgage Obligations	16.1
Mortgage-Backed Securities	9.9
Asset-Backed Securities	9.6
Commercial Mortgage-Backed Securities	8.1
Others (each less than 1.0%)	0.3
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2022 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2022

INCEPTION DATE OF FUND	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	(2.10)%	2.66%	2.46%

TEN YEAR PERFORMANCE (2/29/12 TO 2/28/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Intermediate U.S. Government/Credit Index from February 29, 2012 to February 28, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Intermediate

U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.3%

U.S. Treasury Bonds

4.38%, 2/15/2038	447	593

3.50%, 2/15/2039	961	1,156

4.25%, 5/15/2039	3,300	4,338

1.13%, 5/15/2040	11,555	9,610

4.38%, 5/15/2040	11,000	14,701

3.88%, 8/15/2040	21,115	26,516

1.88%, 2/15/2041	7,095	6,670

2.25%, 5/15/2041	18,355	18,297

1.75%, 8/15/2041	980	898

2.00%, 11/15/2041	1,160	1,111

2.38%, 2/15/2042	6,300	6,433

2.75%, 11/15/2042	3,800	4,089

3.63%, 8/15/2043	5,214	6,393

3.75%, 11/15/2043	238	297

3.00%, 11/15/2044	8,200	9,202

2.88%, 8/15/2045	2,795	3,083

2.25%, 8/15/2046	13,193	13,055

3.00%, 2/15/2047	548	622

3.13%, 5/15/2048	3,757	4,428

2.25%, 8/15/2049	8,965	9,040

2.38%, 11/15/2049	3,700	3,836

2.00%, 2/15/2050	5,329	5,103

1.25%, 5/15/2050	6,152	4,908

1.38%, 8/15/2050	565	465

1.63%, 11/15/2050	8,800	7,710

1.88%, 2/15/2051	19,731	18,369

2.00%, 8/15/2051	16,100	15,443

1.88%, 11/15/2051	7,225	6,741

2.25%, 2/15/2052	6,650	6,775

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	469

3.63%, 4/15/2028	799	1,793

2.50%, 1/15/2029	300	488

U.S. Treasury Notes

1.75%, 7/15/2022	5,000	5,022

1.63%, 8/31/2022	3,000	3,014

2.00%, 10/31/2022	1,650	1,663

1.50%, 2/28/2023	3,000	3,011

1.75%, 5/15/2023	2,221	2,235

2.13%, 3/31/2024	30,000	30,384

2.50%, 5/15/2024	8,840	9,025

1.88%, 8/31/2024	569	573

2.25%, 11/15/2024	400	407

1.75%, 12/31/2024	14,070	14,121

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.88%, 4/30/2025	21,212	21,997

2.13%, 5/15/2025	355	360

0.38%, 12/31/2025	10,000	9,503

0.38%, 1/31/2026	1,840	1,745

0.50%, 2/28/2026	7,870	7,495

2.50%, 2/28/2026	560	576

0.75%, 4/30/2026	1,130	1,085

0.88%, 6/30/2026	3,195	3,079

0.88%, 9/30/2026	21,887	21,042

1.75%, 12/31/2026	9,369	9,369

0.38%, 9/30/2027	4,690	4,340

0.75%, 1/31/2028	4,500	4,234

1.25%, 3/31/2028	9,800	9,487

1.25%, 4/30/2028	17,110	16,555

1.25%, 6/30/2028	26,962	26,043

1.00%, 7/31/2028	9,500	9,027

1.75%, 1/31/2029	3,850	3,830

1.63%, 8/15/2029	130	128

1.50%, 2/15/2030	895	874

0.63%, 8/15/2030	2,345	2,125

U.S. Treasury STRIPS Bonds

2.72%, 5/15/2022 (a)	9,795	9,789

3.31%, 8/15/2022 (a)	1,905	1,900

2.28%, 11/15/2022 (a)	18,375	18,274

3.82%, 2/15/2023 (a)	38,462	38,072

3.32%, 5/15/2023 (a)	14,070	13,875

2.50%, 8/15/2023 (a)	13,900	13,647

2.81%, 11/15/2023 (a)	1,052	1,028

1.92%, 2/15/2024 (a)	11,355	11,037

1.76%, 8/15/2024 (a)	20,600	19,826

7.84%, 5/15/2026 (a)	1,500	1,396

3.84%, 8/15/2026 (a)	1,592	1,475

2.49%, 11/15/2041 (a)	500	309

Total U.S. Treasury Obligations (Cost $576,941)		565,609

Corporate Bonds — 27.1%

Aerospace & Defense — 0.9%

Airbus SE (France) 3.95%, 4/10/2047 (b)	150	160

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (b)	1,007	909

3.00%, 9/15/2050 (b)	502	442

Boeing Co. (The)

1.17%, 2/4/2023	1,115	1,110

1.95%, 2/1/2024	1,030	1,026

1.43%, 2/4/2024	2,265	2,229

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Aerospace & Defense — continued

4.88%, 5/1/2025	605	643

2.75%, 2/1/2026	995	996

2.20%, 2/4/2026	1,385	1,351

3.10%, 5/1/2026	320	323

5.04%, 5/1/2027	960	1,043

3.25%, 3/1/2028	840	839

5.15%, 5/1/2030	940	1,038

5.71%, 5/1/2040	745	868

L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	757

Leidos, Inc. 2.30%, 2/15/2031	465	419

Northrop Grumman Corp. 3.25%, 1/15/2028	200	204

Raytheon Technologies Corp.

3.20%, 3/15/2024	350	358

4.50%, 6/1/2042	2,799	3,130

4.15%, 5/15/2045	543	573

4.35%, 4/15/2047	199	219

		18,637

Airlines — 0.0% (c)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	127	130

Auto Components — 0.0% (c)

Lear Corp. 2.60%, 1/15/2032	445	412

Automobiles — 0.5%

General Motors Co. 6.13%, 10/1/2025	515	570

Hyundai Capital America

1.15%, 11/10/2022 (b)	1,500	1,495

1.80%, 10/15/2025 (b)	490	473

1.30%, 1/8/2026 (b)	425	401

1.50%, 6/15/2026 (b)	775	730

3.00%, 2/10/2027 (b)	355	354

2.38%, 10/15/2027 (b)	530	510

1.80%, 1/10/2028 (b)	805	745

Nissan Motor Co. Ltd. (Japan)

4.35%, 9/17/2027 (b)	2,393	2,464

4.81%, 9/17/2030 (b)	1,102	1,155

Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	727

Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	705	664

		10,288

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — 4.7%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (b)	1,216	1,279

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (d)	800	765

AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	1,165	1,207

ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (b)	778	766

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	263	278

Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,098

Banco Santander SA (Spain)

3.13%, 2/23/2023	400	403

2.75%, 5/28/2025	800	801

1.85%, 3/25/2026	1,000	960

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	400	378

2.75%, 12/3/2030	600	547

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (d)	1,000	927

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	547	556

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	526	533

Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	590	565

(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	545	520

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	1,700	1,761

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	6,211	6,349

(SOFR + 2.15%), 2.59%, 4/29/2031 (d)	1,510	1,443

(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	1,120	1,060

(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	435	426

(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	3,685	3,236

Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (d)	755	710

Bank of Montreal (Canada) 1.85%, 5/1/2025	950	939

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

Banque Federative du Credit Mutuel SA (France)

3.75%, 7/20/2023 (b)	540	554

2.38%, 11/21/2024 (b)	813	813

Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (d)	1,452	1,415

3.65%, 3/16/2025	1,000	1,025

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	585	554

BNP Paribas SA (France) 3.38%, 1/9/2025 (b)	425	433

(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (d)	407	399

(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (d)	323	304

(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (d)	1,446	1,339

(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	1,065	1,036

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (d)	1,200	1,083

BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (b)	632	638

Citigroup, Inc.

4.40%, 6/10/2025	865	908

4.30%, 11/20/2026	1,200	1,276

6.63%, 1/15/2028	250	299

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	1,573	1,628

(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	2,145	2,035

(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	885	833

(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	719	709

8.13%, 7/15/2039	223	349

Citizens Bank NA 3.70%, 3/29/2023	720	734

Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	525	484

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	783	820

3.75%, 7/21/2026	945	974

Credit Agricole SA (France) 4.38%, 3/17/2025 (b)	1,250	1,293

(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (d)	500	487

(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (d)	1,500	1,410

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

2.81%, 1/11/2041 (b)	470	404

Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (d)	2,110	2,095

Discover Bank

3.35%, 2/6/2023	343	348

4.25%, 3/13/2026	1,205	1,276

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.99%),

3.95%, 5/18/2024 (d)	1,054	1,077

4.25%, 8/18/2025	939	976

3.90%, 5/25/2026	200	208

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	904	937

(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,215	1,141

(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	815	760

(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	1,160	1,065

6.10%, 1/14/2042	700	920

ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (d)	705	674

KeyBank NA 3.18%, 5/22/2022	729	733

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%),

2.91%, 11/7/2023 (d)	612	616

4.58%, 12/10/2025	400	420

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	980	931

4.38%, 3/22/2028	475	506

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	760	797

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	875	864

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	1,057	990

(SOFR + 1.57%), 2.87%, 9/13/2030 (d)	720	706

National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	1,025	1,038

NatWest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.76%),

4.27%, 3/22/2025 (d)	480	496

4.80%, 4/5/2026	2,010	2,156

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	290	316

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (d)	900	910

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	640	683

NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	413

Nordea Bank Abp (Finland)

4.25%, 9/21/2022 (b)	945	960

1.50%, 9/30/2026 (b)	556	529

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	363

Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (d)	930	879

Societe Generale SA (France)

5.00%, 1/17/2024 (b)	370	383

4.25%, 8/19/2026 (b)	1,742	1,785

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (d)	2,205	2,061

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (d)	395	369

3.00%, 1/22/2030 (b)	235	226

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (d)	915	850

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (d)	755	687

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	700	729

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	400	407

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (d)	570	567

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (d)	485	455

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	200	206

Sumitomo Mitsui Financial Group, Inc. (Japan)

4.44%, 4/2/2024 (b)	500	520

1.47%, 7/8/2025	542	523

2.63%, 7/14/2026	872	874

3.04%, 7/16/2029	1,315	1,311

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Truist Financial Corp. 4.00%, 5/1/2025	265	278

UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (d)	905	866

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	665	620

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (d)	200	202

(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (d)	300	326

US Bancorp 7.50%, 6/1/2026	1,277	1,528

Wells Fargo & Co.

4.48%, 1/16/2024	702	734

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	1,827	1,855

4.65%, 11/4/2044	1,180	1,296

4.40%, 6/14/2046	300	321

Westpac Banking Corp. (Australia) 3.13%, 11/18/2041	882	792

		99,297

Beverages — 0.4%

Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,880

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	76

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.44%, 10/6/2048	780	834

4.60%, 6/1/2060	375	410

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	790	759

1.85%, 9/1/2032	675	588

Constellation Brands, Inc.

4.40%, 11/15/2025	325	345

5.25%, 11/15/2048	220	256

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	264

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	984

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	149	158

3.43%, 6/15/2027	250	259

4.99%, 5/25/2038	215	244

		8,057

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — 0.5%

AbbVie, Inc.

2.80%, 3/15/2023	525	527

3.85%, 6/15/2024	443	458

3.20%, 11/21/2029	1,832	1,855

4.05%, 11/21/2039	1,809	1,899

4.63%, 10/1/2042	480	531

4.40%, 11/6/2042	790	852

4.45%, 5/14/2046	190	205

Amgen, Inc. 3.00%, 1/15/2052	845	724

Baxalta, Inc.

3.60%, 6/23/2022	149	150

5.25%, 6/23/2045	50	59

Biogen, Inc. 2.25%, 5/1/2030	1,150	1,051

Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	1,058

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,134

		10,503

Building Products — 0.1%

Masco Corp.

2.00%, 10/1/2030	340	310

6.50%, 8/15/2032	600	753

		1,063

Capital Markets — 2.1%

Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	260

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	463

Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	807

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	354

4.85%, 3/29/2029	411	451

4.70%, 9/20/2047	88	96

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	415

Credit Suisse Group AG (Switzerland)

3.80%, 6/9/2023	800	818

(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	250	249

(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (d)	490	476

(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (d)	1,360	1,260

4.28%, 1/9/2028 (b)	1,162	1,208

(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	840	797

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Deutsche Bank AG (Germany)

3.30%, 11/16/2022	1,000	1,011

(SOFR + 2.16%), 2.22%, 9/18/2024 (d)	1,225	1,222

(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	780	751

(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300	1,248

FMR LLC 6.45%, 11/15/2039 (b)	500	670

Goldman Sachs Group, Inc. (The)

4.25%, 10/21/2025	1,415	1,486

3.50%, 11/16/2026	469	480

(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	2,900	2,740

(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	780	747

(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	1,260	1,242

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	3,776	3,909

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (d)	505	535

(SOFR + 1.09%), 1.99%, 1/27/2032 (d)	880	793

(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	1,000	945

(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	1,055	978

6.75%, 10/1/2037	685	900

Jefferies Group LLC 6.45%, 6/8/2027	749	879

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	1,000	1,051

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (d)	575	536

Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (b) (d)	510	482

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	700	776

Morgan Stanley

(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	985	972

3.63%, 1/20/2027	2,470	2,573

(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	960	944

(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	440	393

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	1,265	1,374

4.30%, 1/27/2045	485	527

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	1,094	1,097

2.68%, 7/16/2030	700	664

UBS Group AG (Switzerland) 3.49%, 5/23/2023 (b)	269	270

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	200	201

4.13%, 9/24/2025 (b)	300	314

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (d)	255	241

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	965	954

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (d)	1,480	1,347

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (d)	360	343

		43,249

Chemicals — 0.2%

Albemarle Corp. 5.45%, 12/1/2044	150	180

DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,165

International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	417

Nutrien Ltd. (Canada)

4.20%, 4/1/2029	175	189

4.13%, 3/15/2035	455	491

5.00%, 4/1/2049	230	278

Union Carbide Corp. 7.75%, 10/1/2096	850	1,309

		4,029

Commercial Services & Supplies — 0.1%

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	339

Republic Services, Inc. 1.45%, 2/15/2031	910	806

		1,145

Construction & Engineering — 0.1%

Quanta Services, Inc.

2.90%, 10/1/2030	1,440	1,381

2.35%, 1/15/2032	1,095	994

		2,375

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (b)	417	434

5.13%, 5/18/2045 (b)	893	1,076

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	802

		2,312

Consumer Finance — 1.3%

AerCap Ireland Capital DAC (Ireland)

4.50%, 9/15/2023	2,420	2,493

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

2.88%, 8/14/2024	600	600

6.50%, 7/15/2025	246	271

1.75%, 1/30/2026	860	815

2.45%, 10/29/2026	560	540

3.00%, 10/29/2028	690	665

3.30%, 1/30/2032	655	622

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (b)	2,000	2,004

2.88%, 2/15/2025 (b)	450	446

5.50%, 1/15/2026 (b)	1,000	1,065

2.13%, 2/21/2026 (b)	620	599

4.25%, 4/15/2026 (b)	1,200	1,233

4.38%, 5/1/2026 (b)	820	844

2.53%, 11/18/2027 (b)	7,294	6,830

Capital One Financial Corp.

3.20%, 2/5/2025	1,069	1,091

4.20%, 10/29/2025	250	262

(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	920	859

General Motors Financial Co., Inc.

1.20%, 10/15/2024	470	457

1.25%, 1/8/2026	1,781	1,681

4.35%, 1/17/2027	430	452

2.35%, 1/8/2031	520	470

2.70%, 6/10/2031	910	842

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (b)	1,005	1,026

5.50%, 2/15/2024 (b)	1,626	1,702

		27,869

Containers & Packaging — 0.1%

Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,193

Packaging Corp. of America 4.05%, 12/15/2049	845	881

WRKCo, Inc.

3.75%, 3/15/2025	400	416

3.90%, 6/1/2028	170	177

		2,667

Diversified Consumer Services — 0.1%

Pepperdine University Series 2020, 3.30%, 12/1/2059	600	589

University of Southern California Series A, 3.23%, 10/1/2120	570	533

		1,122

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Financial Services — 0.4%

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (b)	1,215	1,280

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	1,436	1,467

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	539	545

Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (b)	606	608

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	557

Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,222

Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	591

		7,270

Diversified Telecommunication Services — 0.7%

AT&T, Inc.

2.30%, 6/1/2027	2,340	2,308

1.65%, 2/1/2028	250	236

3.50%, 6/1/2041	646	614

3.55%, 9/15/2055	2,984	2,706

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	313

Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	262

Verizon Communications, Inc.

2.10%, 3/22/2028	795	768

4.33%, 9/21/2028	962	1,048

2.36%, 3/15/2032 (b)	787	735

4.27%, 1/15/2036	1,445	1,574

2.65%, 11/20/2040	988	857

3.40%, 3/22/2041	1,060	1,021

2.99%, 10/30/2056	545	465

3.70%, 3/22/2061	1,045	996

		13,903

Electric Utilities — 2.1%

Alabama Power Co. 6.13%, 5/15/2038	239	310

Arizona Public Service Co. 5.05%, 9/1/2041	200	223

Baltimore Gas and Electric Co.

3.50%, 8/15/2046	376	373

2.90%, 6/15/2050	450	406

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	1,234	1,290

Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	139

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Duke Energy Corp. 3.75%, 9/1/2046	985	941

Duke Energy Progress LLC

4.10%, 5/15/2042	273	286

4.10%, 3/15/2043	125	131

2.90%, 8/15/2051	820	737

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	766

Edison International 3.55%, 11/15/2024	1,591	1,623

Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	739

Entergy Arkansas LLC

3.50%, 4/1/2026	175	182

2.65%, 6/15/2051	415	345

Entergy Corp. 2.95%, 9/1/2026	336	340

Entergy Louisiana LLC

3.05%, 6/1/2031	629	629

2.90%, 3/15/2051	490	434

Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,682

Evergy, Inc. 2.90%, 9/15/2029	985	977

Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,383

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	247

Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	506

Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	350	400

ITC Holdings Corp.

2.70%, 11/15/2022	900	908

2.95%, 5/14/2030 (b)	440	433

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	589

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	705	810

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	334

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	134

5.45%, 5/15/2041	305	367

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (b)	493	505

1.96%, 6/27/2030 (b)	1,000	929

NRG Energy, Inc.

2.00%, 12/2/2025 (b)	710	688

2.45%, 12/2/2027 (b)	795	756

4.45%, 6/15/2029 (b)	615	642

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

OGE Energy Corp. 0.70%, 5/26/2023	560	551

Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	665

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	129

Pacific Gas and Electric Co.

1.75%, 6/16/2022	4,500	4,495

1.37%, 3/10/2023	2,135	2,112

1.70%, 11/15/2023	690	678

3.25%, 2/16/2024	2,060	2,074

3.45%, 7/1/2025	795	803

2.95%, 3/1/2026	500	494

4.20%, 6/1/2041	695	630

3.75%, 8/15/2042 (e)	308	263

4.30%, 3/15/2045	525	472

PECO Energy Co. 2.80%, 6/15/2050	410	364

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	150

Pepco Holdings LLC 7.45%, 8/15/2032	316	410

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,474

Progress Energy, Inc. 7.00%, 10/30/2031	300	385

Public Service Co. of Colorado 3.55%, 6/15/2046	214	208

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,238

Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	389

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	415

Series 08-A, 5.95%, 2/1/2038	200	239

4.05%, 3/15/2042	552	539

Southwestern Public Service Co. 4.50%, 8/15/2041	200	222

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	383

		44,966

Electrical Equipment — 0.0% (c)

Eaton Corp.

7.63%, 4/1/2024	300	330

4.00%, 11/2/2032	170	186

		516

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	194

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued

3.25%, 9/8/2024	219	223

3.88%, 1/12/2028	442	460

Corning, Inc. 3.90%, 11/15/2049	1,043	1,051

		1,928

Energy Equipment & Services — 0.1%

Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	340

Halliburton Co. 4.75%, 8/1/2043	540	569

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (b)	13	14

3.90%, 5/17/2028 (b)	1,126	1,171

		2,094

Entertainment — 0.1%

Activision Blizzard, Inc. 1.35%, 9/15/2030	842	750

Walt Disney Co. (The)

8.88%, 4/26/2023	430	465

6.20%, 12/15/2034	100	129

		1,344

Equity Real Estate Investment Trusts (REITs) — 1.9%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	135	142

2.00%, 5/18/2032	980	886

4.00%, 2/1/2050	653	673

American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	518

American Tower Corp.

5.00%, 2/15/2024	974	1,025

3.38%, 10/15/2026	312	320

1.50%, 1/31/2028	1,215	1,110

2.10%, 6/15/2030	630	570

1.88%, 10/15/2030	1,090	965

3.70%, 10/15/2049	935	865

3.10%, 6/15/2050	496	416

2.95%, 1/15/2051	324	266

Boston Properties LP

3.20%, 1/15/2025	532	544

3.65%, 2/1/2026	483	500

Brixmor Operating Partnership LP

3.85%, 2/1/2025	400	415

2.25%, 4/1/2028	840	800

2.50%, 8/16/2031	425	393

Corporate Office Properties LP 2.00%, 1/15/2029	335	310

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Crown Castle International Corp.

4.00%, 3/1/2027	264	275

2.25%, 1/15/2031	1,235	1,113

Digital Realty Trust LP 3.70%, 8/15/2027	252	264

Duke Realty LP

3.25%, 6/30/2026	239	246

2.88%, 11/15/2029	380	378

Equinix, Inc. 2.90%, 11/18/2026	1,130	1,140

Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,913

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	1,604	1,589

2.00%, 3/15/2031	610	553

Healthpeak Properties, Inc.

3.40%, 2/1/2025	17	18

3.50%, 7/15/2029	772	799

Life Storage LP

4.00%, 6/15/2029	859	913

2.40%, 10/15/2031	485	451

Mid-America Apartments LP 3.95%, 3/15/2029	920	985

National Retail Properties, Inc.

4.00%, 11/15/2025	783	828

4.30%, 10/15/2028	620	665

Office Properties Income Trust

4.00%, 7/15/2022	784	790

2.40%, 2/1/2027	980	908

3.45%, 10/15/2031	490	448

Physicians Realty LP 2.63%, 11/1/2031	505	474

Prologis LP 3.00%, 4/15/2050	905	835

Public Storage

1.95%, 11/9/2028	615	588

2.25%, 11/9/2031	516	493

Realty Income Corp. 1.80%, 3/15/2033	530	463

Regency Centers LP 2.95%, 9/15/2029	745	738

Sabra Health Care LP 3.20%, 12/1/2031	825	767

Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,746

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	432

Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (d)	1,320	1,317

SITE Centers Corp. 4.70%, 6/1/2027	330	354

UDR, Inc.

2.95%, 9/1/2026	382	388

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

3.00%, 8/15/2031	305	300

2.10%, 8/1/2032	640	576

Ventas Realty LP

3.50%, 2/1/2025	242	249

4.13%, 1/15/2026	114	121

3.25%, 10/15/2026	292	299

3.85%, 4/1/2027	554	583

Welltower, Inc.

2.70%, 2/15/2027	414	418

6.50%, 3/15/2041	350	471

WP Carey, Inc.

4.25%, 10/1/2026	350	373

2.25%, 4/1/2033	1,180	1,057

		39,036

Food & Staples Retailing — 0.3%

7-Eleven, Inc.

1.30%, 2/10/2028 (b)	565	515

2.50%, 2/10/2041 (b)	574	480

Alimentation Couche-Tard, Inc. (Canada)

3.44%, 5/13/2041 (b)	1,275	1,191

3.63%, 5/13/2051 (b)	1,420	1,322

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	772	894

Series 2013, 4.70%, 1/10/2036 (b)	596	652

Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,282

		6,336

Food Products — 0.2%

Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,490

Campbell Soup Co. 3.13%, 4/24/2050	315	273

Conagra Brands, Inc. 5.30%, 11/1/2038	220	252

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	161

Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,422

Tyson Foods, Inc.

4.88%, 8/15/2034	300	339

5.15%, 8/15/2044	210	249

		4,186

Gas Utilities — 0.1%

Atmos Energy Corp.

0.63%, 3/9/2023	430	425

4.15%, 1/15/2043	828	875

4.13%, 10/15/2044	125	130

Boston Gas Co. 4.49%, 2/15/2042 (b)	308	323

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Gas Utilities — continued

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	442

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	465

4.80%, 3/15/2047 (b)	367	399

		3,059

Health Care Equipment & Supplies — 0.2%

Abbott Laboratories 4.75%, 11/30/2036	380	450

Becton Dickinson and Co. 4.67%, 6/6/2047	365	409

Boston Scientific Corp. 4.00%, 3/1/2029	535	568

DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	976

Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	1,137	1,073

		3,476

Health Care Providers & Services — 0.9%

Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	681

Aetna, Inc. 6.75%, 12/15/2037	440	595

Anthem, Inc.

4.63%, 5/15/2042	500	558

4.65%, 1/15/2043	535	600

4.65%, 8/15/2044	100	112

Ascension Health Series B, 2.53%, 11/15/2029	430	428

Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	754

Children’s Hospital Series 2020, 2.93%, 7/15/2050	650	567

Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	495

Cigna Corp. 4.50%, 2/25/2026	300	321

CommonSpirit Health

1.55%, 10/1/2025	555	536

2.78%, 10/1/2030	550	537

3.91%, 10/1/2050	545	551

CVS Health Corp. 4.30%, 3/25/2028	171	185

Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,286

HCA, Inc.

5.25%, 6/15/2026	1,680	1,819

5.13%, 6/15/2039	725	808

5.50%, 6/15/2047	190	222

3.50%, 7/15/2051	875	778

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	259

Memorial Health Services 3.45%, 11/1/2049	1,340	1,327

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	235

MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	302

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	155

Texas Health Resources 4.33%, 11/15/2055	300	361

UnitedHealth Group, Inc.

3.50%, 8/15/2039	815	833

3.25%, 5/15/2051	560	544

Universal Health Services, Inc.

2.65%, 10/15/2030 (b)	690	652

2.65%, 1/15/2032 (b)	875	814

Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	654

		17,969

Hotels, Restaurants & Leisure — 0.0% (c)

McDonald’s Corp. 4.70%, 12/9/2035	700	793

Household Durables — 0.1%

Lennar Corp. 4.50%, 4/30/2024	365	380

MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	900

		1,280

Household Products — 0.0% (c)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	700	702

Independent Power and Renewable Electricity Producers — 0.1%

Alexander Funding Trust 1.84%, 11/15/2023 (b)	1,000	993

Constellation Energy Generation LLC 5.75%, 10/1/2041	235	261

Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	432

		1,686

Industrial Conglomerates — 0.2%

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,936	2,176

Roper Technologies, Inc.

1.40%, 9/15/2027	1,370	1,278

2.00%, 6/30/2030	570	519

		3,973

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — 1.0%

AIA Group Ltd. (Hong Kong)

3.60%, 4/9/2029 (b)	445	468

3.20%, 9/16/2040 (b)	520	487

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	685

American International Group, Inc. 3.88%, 1/15/2035	605	634

Assurant, Inc. 4.20%, 9/27/2023	660	682

Athene Global Funding

0.95%, 1/8/2024 (b)	850	831

2.50%, 1/14/2025 (b)	239	239

1.45%, 1/8/2026 (b)	865	826

2.95%, 11/12/2026 (b)	3,475	3,485

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,124

Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,704

CNA Financial Corp. 3.95%, 5/15/2024	463	478

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	526	531

F&G Global Funding 1.75%, 6/30/2026 (b)	750	722

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	240

Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	473

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	424

Intact US Holdings, Inc. 4.60%, 11/9/2022	500	508

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (b)	408	453

3.95%, 10/15/2050 (b)	900	894

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	117

Markel Corp. 3.50%, 11/1/2027	200	208

Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	760

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	266	266

Prudential Financial, Inc. 3.91%, 12/7/2047	300	312

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	2,039

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	600	635

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	432

		20,657

IT Services — 0.2%

CGI, Inc. (Canada)

1.45%, 9/14/2026 (b)	843	802

2.30%, 9/14/2031 (b)	1,515	1,398

Fiserv, Inc.

3.20%, 7/1/2026	395	403

4.40%, 7/1/2049	375	400

Global Payments, Inc.

3.20%, 8/15/2029	945	933

4.15%, 8/15/2049	795	783

		4,719

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,276

Machinery — 0.1%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	483

Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,383

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	654

Xylem, Inc. 3.25%, 11/1/2026	197	203

		2,723

Media — 0.6%

Charter Communications Operating LLC

6.38%, 10/23/2035	528	631

4.80%, 3/1/2050	1,475	1,443

3.70%, 4/1/2051	1,120	940

Comcast Corp.

3.95%, 10/15/2025	696	734

3.55%, 5/1/2028	443	461

4.20%, 8/15/2034	555	607

3.25%, 11/1/2039	715	677

3.45%, 2/1/2050	609	568

2.89%, 11/1/2051 (b)	1,086	943

2.94%, 11/1/2056 (b)	1,079	908

2.99%, 11/1/2063 (b)	908	756

Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	523

Discovery Communications LLC

5.20%, 9/20/2047	175	187

4.00%, 9/15/2055	784	712

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	233

6.13%, 1/31/2046	200	249

Paramount Global

4.00%, 1/15/2026	792	816

4.85%, 7/1/2042	140	148

Time Warner Cable LLC

6.55%, 5/1/2037	400	480

5.50%, 9/1/2041	359	383

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	955

		13,354

Metals & Mining — 0.2%

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	382

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (b)	454	465

2.63%, 9/23/2031 (b)	244	224

Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,404

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,275	1,252

		4,727

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	235	252

Kohl’s Corp. 3.38%, 5/1/2031	1,000	984

Nordstrom, Inc. 4.25%, 8/1/2031	1,243	1,113

		2,349

Multi-Utilities — 0.3%

CMS Energy Corp. 3.00%, 5/15/2026	475	481

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	236

Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	1,063

NiSource, Inc.

1.70%, 2/15/2031	740	648

5.80%, 2/1/2042	1,256	1,500

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	311

3.95%, 11/15/2041	379	385

2.95%, 8/15/2051	1,050	941

Southern Co. Gas Capital Corp.

3.25%, 6/15/2026	254	261

Series 21A, 3.15%, 9/30/2051	420	374

		6,200

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 2.0%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	780

BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,678

BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	468

Buckeye Partners LP 5.85%, 11/15/2043	770	671

Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	959

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	1,490	1,609

5.13%, 6/30/2027	605	660

2.74%, 12/31/2039 (b)	515	470

ConocoPhillips 2.40%, 2/15/2031 (b)	505	497

Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	935	974

Devon Energy Corp. 5.25%, 9/15/2024	790	839

Diamondback Energy, Inc.

4.75%, 5/31/2025	1,085	1,155

3.25%, 12/1/2026	570	582

Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (b)	807	789

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	235

4.13%, 1/16/2025	533	531

Energy Transfer LP

4.75%, 1/15/2026	1,191	1,265

3.90%, 7/15/2026	244	253

5.50%, 6/1/2027	115	127

4.95%, 5/15/2028	325	348

4.15%, 9/15/2029	594	613

6.10%, 2/15/2042	400	445

5.30%, 4/1/2044	170	175

6.25%, 4/15/2049	800	924

Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	1,098

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	491

3.70%, 2/15/2026	506	529

Exxon Mobil Corp.

3.00%, 8/16/2039	895	859

3.57%, 3/6/2045	1,215	1,222

Flex Intermediate Holdco LLC

3.36%, 6/30/2031 (b)	1,425	1,363

4.32%, 12/30/2039 (b)	545	512

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,100	1,007

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (b)	535	534

2.60%, 10/15/2025 (b)	2,450	2,422

Hess Corp. 6.00%, 1/15/2040	510	602

HollyFrontier Corp.

2.63%, 10/1/2023	1,275	1,281

5.88%, 4/1/2026	577	625

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (b)	497	480

Magellan Midstream Partners LP 3.20%, 3/15/2025	353	356

Marathon Petroleum Corp. 4.70%, 5/1/2025	380	404

ONEOK Partners LP

3.38%, 10/1/2022	151	152

5.00%, 9/15/2023	334	347

6.65%, 10/1/2036	350	423

Phillips 66 Partners LP 3.15%, 12/15/2029	985	973

Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	954

Plains All American Pipeline LP

5.15%, 6/1/2042	460	455

4.70%, 6/15/2044	610	581

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (b)	200	198

1.63%, 11/24/2025 (b)	278	268

Spectra Energy Partners LP 4.50%, 3/15/2045	495	519

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,564

Texas Eastern Transmission LP

2.80%, 10/15/2022 (b)	554	557

3.50%, 1/15/2028 (b)	90	92

TotalEnergies Capital International SA (France)

2.99%, 6/29/2041	1,200	1,100

3.46%, 7/12/2049	815	791

3.13%, 5/29/2050	1,180	1,090

Valero Energy Corp.

2.15%, 9/15/2027	830	806

7.50%, 4/15/2032	175	230

		41,932

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	1,866

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.5%

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	300	407

4.00%, 9/18/2042	240	261

Bristol-Myers Squibb Co.

4.13%, 6/15/2039	545	597

5.00%, 8/15/2045	740	906

Mylan, Inc. 5.40%, 11/29/2043	520	558

Royalty Pharma plc

0.75%, 9/2/2023	945	927

1.20%, 9/2/2025	353	335

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,758

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	895	1,009

3.03%, 7/9/2040	1,265	1,143

3.18%, 7/9/2050	590	528

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	310

Viatris, Inc. 3.85%, 6/22/2040	567	531

Zoetis, Inc. 2.00%, 5/15/2030	760	706

		9,976

Road & Rail — 0.4%

Burlington Northern Santa Fe LLC

5.75%, 5/1/2040	425	545

4.38%, 9/1/2042	375	420

5.15%, 9/1/2043	769	951

3.55%, 2/15/2050	465	467

CSX Corp.

5.50%, 4/15/2041	150	185

4.75%, 5/30/2042	191	219

4.75%, 11/15/2048	600	700

3.35%, 9/15/2049	95	91

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	542

Kansas City Southern 4.70%, 5/1/2048	712	813

Norfolk Southern Corp. 4.05%, 8/15/2052	600	637

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	1,131	1,163

Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,075

		7,808

Semiconductors & Semiconductor Equipment — 0.6%

Analog Devices, Inc. 2.80%, 10/1/2041	896	826

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — continued

Broadcom, Inc.

1.95%, 2/15/2028 (b)	2,500	2,357

4.11%, 9/15/2028	1,425	1,497

3.14%, 11/15/2035 (b)	1,413	1,309

KLA Corp. 3.30%, 3/1/2050	600	567

Microchip Technology, Inc.

0.97%, 2/15/2024	1,290	1,257

0.98%, 9/1/2024 (b)	1,400	1,347

NXP BV (China)

2.50%, 5/11/2031 (b)	1,405	1,307

3.25%, 5/11/2041 (b)	1,445	1,321

Xilinx, Inc. 2.38%, 6/1/2030	895	861

		12,649

Software — 0.3%

Citrix Systems, Inc. 1.25%, 3/1/2026	298	294

Microsoft Corp.

3.50%, 2/12/2035	291	313

2.92%, 3/17/2052	1,118	1,068

3.04%, 3/17/2062	268	256

Oracle Corp.

2.30%, 3/25/2028	1,405	1,338

4.30%, 7/8/2034	82	85

3.80%, 11/15/2037	500	475

3.60%, 4/1/2040	1,600	1,448

4.38%, 5/15/2055	900	854

VMware, Inc. 4.65%, 5/15/2027	550	596

		6,727

Specialty Retail — 0.2%

AutoZone, Inc. 1.65%, 1/15/2031	690	612

Lowe’s Cos., Inc. 2.63%, 4/1/2031	2,760	2,667

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	451

		3,730

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc.

3.45%, 2/9/2045	1,130	1,155

3.85%, 8/4/2046	569	607

3.75%, 11/13/2047	150	160

2.70%, 8/5/2051	855	766

Dell International LLC

5.45%, 6/15/2023	127	132

6.02%, 6/15/2026	2,132	2,380

3.45%, 12/15/2051 (b)	167	141

HP, Inc. 3.00%, 6/17/2027	665	671

		6,012

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thrifts & Mortgage Finance — 0.2%

BPCE SA (France)

4.63%, 7/11/2024 (b)	800	831

1.00%, 1/20/2026 (b)	1,005	947

(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (d)	690	658

3.38%, 12/2/2026	400	410

(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	730	663

Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	952

		4,461

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,518

BAT Capital Corp. (United Kingdom)

2.26%, 3/25/2028	780	728

4.39%, 8/15/2037	1,730	1,657

3.73%, 9/25/2040	520	448

4.54%, 8/15/2047	265	245

3.98%, 9/25/2050	815	702

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	118

		5,416

Trading Companies & Distributors — 0.4%

Air Lease Corp.

3.38%, 7/1/2025	476	482

2.88%, 1/15/2026	1,000	996

3.75%, 6/1/2026	526	541

1.88%, 8/15/2026	960	910

3.25%, 10/1/2029	2,080	2,038

Aviation Capital Group LLC

3.88%, 5/1/2023 (b)	490	497

5.50%, 12/15/2024 (b)	1,047	1,113

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (b)	450	451

3.50%, 10/10/2024 (b)	310	318

International Lease Finance Corp. 5.88%, 8/15/2022	506	516

		7,862

Water Utilities — 0.1%

American Water Capital Corp.

3.45%, 6/1/2029	795	820

3.45%, 5/1/2050	1,096	1,054

		1,874

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — 0.4%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	880	908

4.38%, 4/22/2049	441	484

T-Mobile USA, Inc.

3.75%, 4/15/2027	1,453	1,509

2.05%, 2/15/2028	1,550	1,474

3.88%, 4/15/2030	1,980	2,048

3.60%, 11/15/2060 (b)	915	800

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	496	569

4.88%, 6/19/2049	1,105	1,226

		9,018

Total Corporate Bonds (Cost $570,388)		563,008

Mortgage-Backed Securities — 16.3%

FHLMC

Pool # 846812, ARM, 2.37%, 4/1/2030 (h)	4	4

Pool # 781087, ARM, 2.36%, 12/1/2033 (h)	113	114

Pool # 1B1665, ARM, 2.05%, 4/1/2034 (h)	70	71

Pool # 847356, ARM, 2.69%, 12/1/2034 (h)	50	50

Pool # 782979, ARM, 2.37%, 1/1/2035 (h)	103	107

Pool # 1Q0025, ARM, 1.97%, 2/1/2036 (h)	34	36

Pool # 848431, ARM, 2.35%, 2/1/2036 (h)	52	54

Pool # 1L1286, ARM, 2.37%, 5/1/2036 (h)	12	13

Pool # 848365, ARM, 2.32%, 7/1/2036 (h)	55	57

Pool # 1G2539, ARM, 1.85%, 10/1/2036 (h)	11	11

Pool # 1A1096, ARM, 1.88%, 10/1/2036 (h)	99	104

Pool # 1J1348, ARM, 2.45%, 10/1/2036 (h)	64	64

Pool # 1G2671, ARM, 1.97%, 11/1/2036 (h)	81	82

Pool # 782760, ARM, 2.31%, 11/1/2036 (h)	89	94

Pool # 1J1634, ARM, 1.91%, 12/1/2036 (h)	66	68

Pool # 1Q0739, ARM, 2.13%, 3/1/2037 (h)	82	86

Pool # 848699, ARM, 2.10%, 7/1/2040 (h)	120	124

FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	134	140

FHLMC Gold Pools, 30 Year

Pool # C68485, 7.00%, 7/1/2032	17	18

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # G01448, 7.00%, 8/1/2032	37		41

Pool # A13625, 5.50%, 10/1/2033	151		170

Pool # A16107, 6.00%, 12/1/2033	65		71

Pool # A17537, 6.00%, 1/1/2034	71		79

Pool # A61572, 5.00%, 9/1/2034	394		440

Pool # A28796, 6.50%, 11/1/2034	89		100

Pool # G03369, 6.50%, 1/1/2035	168		183

Pool # A46987, 5.50%, 7/1/2035	357		398

Pool # G01919, 4.00%, 9/1/2035	180		192

Pool # C02641, 7.00%, 10/1/2036	50		55

Pool # C02660, 6.50%, 11/1/2036	106		122

Pool # A93383, 5.00%, 8/1/2040	238		265

Pool # A93511, 5.00%, 8/1/2040	253		281

Pool # G06493, 4.50%, 5/1/2041	1,036		1,127

Pool # Z40179, 4.00%, 7/1/2048	2,663		2,797

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	36		39

Pool # G20027, 10.00%, 10/1/2030	4		4

Pool # U50105, 4.00%, 1/1/2032	315		330

Pool # U80254, 3.00%, 3/1/2033	280		285

Pool # P20409, 5.50%, 10/1/2033	78		83

Pool # U90975, 4.00%, 6/1/2042	1,015		1,089

Pool # U90673, 4.00%, 1/1/2043	280		299

Pool # U99134, 4.00%, 1/1/2046	5,488		5,885

Pool # U69030, 4.50%, 1/1/2046	2,030		2,198

FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,981		2,066

FHLMC UMBS, 30 Year Pool # RA6702, 3.00%, 2/1/2052	4,135		4,181

FNMA

Pool # 54844, ARM, 2.18%, 9/1/2027 (h)	8		8

Pool # 303532, ARM, 3.85%, 3/1/2029 (h)	5		5

Pool # 555258, ARM, 1.66%, 1/1/2033 (h)	235		236

Pool # 722421, ARM, 1.66%, 7/1/2033 (h)	11		11

Pool # 722985, ARM, 2.15%, 7/1/2033 (h)	15		15

Pool # 686040, ARM, 2.26%, 7/1/2033 (h)	114		115

Pool # 746299, ARM, 2.06%, 9/1/2033 (h)	79		82

Pool # 749923, ARM, 2.28%, 11/1/2033 (h)	—	(i)	—	(i)

Pool # 766610, ARM, 1.96%, 1/1/2034 (h)	28		28

Pool # 920467, ARM, 2.50%, 2/1/2034 (h)	73		73

Pool # 770377, ARM, 1.62%, 4/1/2034 (h)	52		52

Pool # 751531, ARM, 2.33%, 5/1/2034 (h)	92		93

Pool # 782306, ARM, 2.17%, 7/1/2034 (h)	6		6

Pool # 790235, ARM, 1.90%, 8/1/2034 (h)	72		72

Pool # 735332, ARM, 2.27%, 8/1/2034 (h)	111		114

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 791961, ARM, 1.69%, 9/1/2034 (h)	27		27

Pool # 725902, ARM, 1.91%, 9/1/2034 (h)	12		12

Pool # 803599, ARM, 1.83%, 10/1/2034 (h)	91		90

Pool # 803594, ARM, 1.83%, 10/1/2034 (h)	59		59

Pool # 896463, ARM, 2.42%, 10/1/2034 (h)	67		71

Pool # 806776, ARM, 1.67%, 11/1/2034 (h)	65		66

Pool # 806778, ARM, 1.73%, 11/1/2034 (h)	358		359

Pool # 810896, ARM, 1.69%, 1/1/2035 (h)	184		191

Pool # 802692, ARM, 2.00%, 1/1/2035 (h)	53		53

Pool # 816597, ARM, 2.05%, 2/1/2035 (h)	16		16

Pool # 745862, ARM, 2.35%, 4/1/2035 (h)	59		60

Pool # 735539, ARM, 2.40%, 4/1/2035 (h)	380		399

Pool # 821378, ARM, 1.53%, 5/1/2035 (h)	47		47

Pool # 823660, ARM, 1.97%, 5/1/2035 (h)	53		53

Pool # 745766, ARM, 1.84%, 6/1/2035 (h)	162		163

Pool # 843026, ARM, 1.83%, 9/1/2035 (h)	269		279

Pool # 832801, ARM, 1.90%, 9/1/2035 (h)	31		31

Pool # 849251, ARM, 1.99%, 1/1/2036 (h)	45		47

Pool # 895141, ARM, 1.82%, 7/1/2036 (h)	52		53

Pool # 900197, ARM, 2.32%, 10/1/2036 (h)	55		58

Pool # 966946, ARM, 2.28%, 1/1/2038 (h)	31		31

FNMA UMBS, 15 Year

Pool # 889634, 6.00%, 2/1/2023	16		16

Pool # 995381, 6.00%, 1/1/2024	9		9

Pool # 995425, 6.00%, 1/1/2024	22		23

Pool # AD0133, 5.00%, 8/1/2024	11		11

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	—	(i)	—	(i)

Pool # 555791, 6.50%, 12/1/2022	1		1

Pool # 255217, 4.50%, 4/1/2024	8		8

Pool # 888656, 6.50%, 4/1/2025	7		8

Pool # MA1138, 3.50%, 8/1/2032	324		339

FNMA UMBS, 30 Year

Pool # 50966, 7.00%, 1/1/2024	—	(i)	—	(i)

Pool # 689977, 8.00%, 3/1/2027	25		27

Pool # 695533, 8.00%, 6/1/2027	10		11

Pool # 756024, 8.00%, 9/1/2028	22		24

Pool # 755973, 8.00%, 11/1/2028	64		70

Pool # 455759, 6.00%, 12/1/2028	7		8

Pool # 252211, 6.00%, 1/1/2029	12		13

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 459097, 7.00%, 1/1/2029	4	4

Pool # 889020, 6.50%, 11/1/2029	177	194

Pool # 598559, 6.50%, 8/1/2031	24	27

Pool # 622542, 5.50%, 9/1/2031	144	159

Pool # 788150, 6.00%, 3/1/2032	21	23

Pool # 649734, 7.00%, 6/1/2032	10	10

Pool # 675555, 6.00%, 12/1/2032	40	43

Pool # AL0045, 6.00%, 12/1/2032	198	224

Pool # 674349, 6.00%, 3/1/2033	11	12

Pool # 688625, 6.00%, 3/1/2033	14	15

Pool # 688655, 6.00%, 3/1/2033	4	5

Pool # 695584, 6.00%, 3/1/2033	4	4

Pool # 702901, 6.00%, 5/1/2033	68	78

Pool # 723852, 5.00%, 7/1/2033	67	75

Pool # 729296, 5.00%, 7/1/2033	174	193

Pool # 729379, 6.00%, 8/1/2033	14	16

Pool # 737825, 6.00%, 9/1/2033	25	28

Pool # 750977, 4.50%, 11/1/2033	40	43

Pool # 725017, 5.50%, 12/1/2033	280	316

Pool # 751341, 5.50%, 3/1/2034	34	37

Pool # 888568, 5.00%, 12/1/2034	6	7

Pool # 815426, 4.50%, 2/1/2035	1	1

Pool # AD0755, 7.00%, 6/1/2035	1,998	2,287

Pool # 820347, 5.00%, 9/1/2035	50	56

Pool # 833657, 7.50%, 8/1/2036	27	30

Pool # 986648, 6.00%, 9/1/2037	88	100

Pool # 888892, 7.50%, 11/1/2037	26	30

Pool # 257510, 7.00%, 12/1/2038	88	106

Pool # AD0753, 7.00%, 1/1/2039	64	76

Pool # AT5891, 3.00%, 6/1/2043	2,037	2,096

Pool # AL7527, 4.50%, 9/1/2043	762	823

Pool # BM3500, 4.00%, 9/1/2047	2,207	2,362

Pool # BJ1778, 4.50%, 10/1/2047	776	825

Pool # BN9180, 4.00%, 6/1/2049	763	802

Pool # BK8753, 4.50%, 6/1/2049	1,360	1,441

Pool # BO1219, 4.50%, 6/1/2049	2,019	2,137

Pool # BO7077, 3.00%, 9/1/2049	2,219	2,260

Pool # CB2637, 2.50%, 1/1/2052	4,469	4,416

Pool # CB2670, 3.00%, 1/1/2052	3,971	4,039

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	3	3

Pool # 252409, 6.50%, 3/1/2029	31	33

Pool # 653815, 7.00%, 2/1/2033	7	7

Pool # 752786, 6.00%, 9/1/2033	44	47

Pool # 931717, 6.50%, 8/1/2039	223	246

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

FNMA, Other

Pool # AM3789, 3.02%, 7/1/2023	2,125	2,153

Pool # AM4628, 3.69%, 11/1/2023	1,431	1,465

Pool # AM4668, 3.76%, 11/1/2023	1,874	1,920

Pool # AM4716, 3.38%, 12/1/2023	1,860	1,897

Pool # AM7589, 2.95%, 12/1/2024	1,482	1,523

Pool # AM7290, 2.97%, 12/1/2024	3,334	3,424

Pool # AM7576, 3.04%, 12/1/2024	3,856	3,972

Pool # 470300, 3.64%, 1/1/2025	867	892

Pool # AM3833, 3.25%, 7/1/2025	3,402	3,542

Pool # AM4991, 3.97%, 12/1/2025	1,637	1,741

Pool # AL6805, 3.78%, 1/1/2026 (h)	3,345	3,549

Pool # 468645, 4.54%, 7/1/2026	2,464	2,686

Pool # AM6448, 3.25%, 9/1/2026	9,395	9,876

Pool # AM7223, 3.11%, 12/1/2026	3,315	3,468

Pool # AM7118, 3.14%, 12/1/2026	2,640	2,767

Pool # AM7390, 3.26%, 12/1/2026	3,633	3,809

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,168

Pool # AM8803, 2.78%, 6/1/2027	4,703	4,866

Pool # AM8987, 2.79%, 6/1/2027	1,746	1,807

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,286

Pool # BL4364, 2.24%, 11/1/2029	5,456	5,469

Pool # BL4333, 2.52%, 11/1/2029	6,067	6,198

Pool # AM7785, 3.17%, 2/1/2030	2,789	2,956

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,157

Pool # AM8544, 3.08%, 4/1/2030	7,446	7,852

Pool # AM8889, 2.92%, 5/1/2030	8,000	8,376

Pool # AM8804, 3.10%, 5/1/2030	3,547	3,747

Pool # AM9020, 2.97%, 6/1/2030	3,738	3,917

Pool # BL9251, 1.45%, 10/1/2030	4,500	4,220

Pool # BL4315, 2.39%, 9/1/2031	4,519	4,550

Pool # BS4313, 1.98%, 1/1/2032	8,350	8,091

Pool # AP9632, 4.00%, 10/1/2032	203	214

Pool # AP9762, 4.00%, 10/1/2032	287	302

Pool # AQ7084, 3.50%, 12/1/2032	490	511

Pool # AT2703, 3.50%, 5/1/2033	854	889

Pool # AT2954, 3.50%, 5/1/2033	495	515

Pool # AT4180, 3.50%, 5/1/2033	495	515

Pool # AT4939, 3.50%, 5/1/2033	446	464

Pool # 754922, 5.50%, 9/1/2033	63	69

Pool # 762520, 4.00%, 11/1/2033	223	230

Pool # BS4198, 2.16%, 12/1/2033	9,000	8,757

Pool # BS4237, 2.16%, 12/1/2033	4,460	4,329

Pool # AM8922, 3.03%, 6/1/2035	2,531	2,628

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # AM9188, 3.12%, 6/1/2035	7,000		7,291

Pool # 849215, 6.50%, 1/1/2036	19		20

Pool # 872740, 6.50%, 6/1/2036	46		48

Pool # 886320, 6.50%, 7/1/2036	17		18

Pool # 888796, 6.00%, 9/1/2037	62		67

Pool # AO7225, 4.00%, 7/1/2042	307		329

Pool # AO9352, 4.00%, 7/1/2042	475		509

Pool # MA1125, 4.00%, 7/1/2042	442		472

Pool # AR1397, 3.00%, 1/1/2043	886		917

Pool # MA1711, 4.50%, 12/1/2043	1,661		1,798

Pool # MA1828, 4.50%, 3/1/2044	1,338		1,456

Pool # BF0464, 3.50%, 3/1/2060	3,514		3,671

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 3/25/2052 (j)	63,030		62,185

GNMA I, 30 Year

Pool # 345288, 7.50%, 3/15/2023	—	(i)	—	(i)

Pool # 782507, 9.50%, 10/15/2024	—	(i)	—	(i)

Pool # 554108, 6.50%, 3/15/2028	33		36

Pool # 481872, 7.50%, 7/15/2028	3		3

Pool # 468149, 8.00%, 8/15/2028	2		2

Pool # 486537, 7.50%, 9/15/2028	7		8

Pool # 486631, 6.50%, 10/15/2028	3		3

Pool # 591882, 6.50%, 7/15/2032	13		14

Pool # 607645, 6.50%, 2/15/2033	28		31

Pool # 607724, 7.00%, 2/15/2033	32		35

Pool # 604209, 6.50%, 4/15/2033	34		37

Pool # 781614, 7.00%, 6/15/2033	51		59

Pool # BM2141, 5.00%, 7/15/2049	642		726

GNMA II

Pool # CE5524, ARM, 2.14%, 8/20/2071 (h)	2,618		2,814

Pool # CE5546, ARM, 2.04%, 10/20/2071 (h)	4,827		5,169

GNMA II, 30 Year

Pool # 2006, 8.50%, 5/20/2025	2		2

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	2		2

Pool # 2270, 8.00%, 8/20/2026	2		2

Pool # 2285, 8.00%, 9/20/2026	2		2

Pool # 2324, 8.00%, 11/20/2026	2		2

Pool # 2499, 8.00%, 10/20/2027	3		3

Pool # 2512, 8.00%, 11/20/2027	5		5

Pool # 2525, 8.00%, 12/20/2027	2		2

Pool # 2549, 7.50%, 2/20/2028	3		4

Pool # 2646, 7.50%, 9/20/2028	7		8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 2647, 8.00%, 9/20/2028	1	1

Pool # 3427, 4.50%, 8/20/2033	62	68

Pool # 4245, 6.00%, 9/20/2038	445	498

Pool # AK8806, 4.25%, 3/20/2045	1,051	1,145

Pool # BM2118, 4.50%, 6/20/2049	154	162

Pool # BO0535, 4.00%, 7/20/2049	1,184	1,247

Pool # BO8227, 5.00%, 7/20/2049	898	982

Pool # BO8229, 5.00%, 7/20/2049	882	964

Pool # BM9734, 4.00%, 10/20/2049	2,183	2,307

Pool # BQ4115, 3.00%, 3/20/2050	3,952	4,024

Pool # 785294, 3.50%, 1/20/2051	4,479	4,840

Pool # CB1543, 3.00%, 2/20/2051	2,832	2,936

Pool # MA7534, 2.50%, 8/20/2051	28,910	28,930

Pool # MA7649, 2.50%, 10/20/2051	5,222	5,224

Pool # CK2716, 3.50%, 2/20/2052 (j)	4,030	4,205

GNMA II, Other Pool # AC0973, 4.39%, 5/20/2063 (h)	8	8

Total Mortgage-Backed Securities (Cost $337,553)		337,515

Collateralized Mortgage Obligations — 11.2%

ACC Series 2019-AA, 3.68%, 9/15/2022 ‡	1,012	1,012

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,288	3,421

Series 2005-1CB, Class 1A6, IF, IO, 6.91%, 3/25/2035 ‡ (h)	436	54

Series 2005-22T1, Class A2, IF, IO, 4.88%, 6/25/2035 ‡ (h)	3,010	381

Series 2005-20CB, Class 3A8, IF, IO, 4.56%, 7/25/2035 ‡ (h)	1,209	128

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,157	1,145

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	57	35

Series 2005-37T1, Class A2, IF, IO, 4.86%, 9/25/2035 ‡ (h)	2,308	304

Series 2005-54CB, Class 1A2, IF, IO, 4.66%, 11/25/2035 ‡ (h)	1,917	227

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	762	691

Series 2005-57CB, Class 3A2, IF, IO, 4.91%, 12/25/2035 ‡ (h)	484	60

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	358	354

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	884	610

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Alternative Loan Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	4

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	271	269

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	72	56

Series 2004-2, Class 30, PO, 9/20/2034 ‡	79	64

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	147	146

Series 2005-7, Class 30, PO, 11/25/2035 ‡	96	94

Series 2005-8, Class 30, PO, 1/25/2036 ‡	39	28

Series 2006-A, Class 3A2, 2.71%, 2/20/2036 (h)	125	122

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.62%, 2/25/2034 (h)	30	30

Bayview Financing Trust Series 2020-3F, Class A, 3.08%, 11/10/2022 ‡ (b) (h)	1,624	1,622

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 2.48%, 10/25/2033 (h)	16	15

Series 2004-1, Class 12A1, 2.75%, 4/25/2034 (h)	176	176

Series 2004-2, Class 14A, 2.91%, 5/25/2034 (h)	22	21

Series 2006-1, Class A1, 2.40%, 2/25/2036 (h)	332	339

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—	(i)

Series 2004-HYB1, Class 2A, 2.68%, 5/20/2034 (h)	33	34

Series 2004-HYB3, Class 2A, 1.98%, 6/20/2034 (h)	134	137

Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (h)	96	98

Series 2004-HYB6, Class A3, 2.54%, 11/20/2034 (h)	132	136

Series 2005-16, Class A23, 5.50%, 9/25/2035	219	181

Series 2005-22, Class 2A1, 2.48%, 11/25/2035 (h)	683	648

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class A, PO, 8/25/2035 ‡	33	27

Series 2005-8, Class A, PO, 11/25/2035 ‡	53	42

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (h)	17		17

Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	296		300

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	23		20

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	9		10

Series 2003-1, Class 2, PO, 10/25/2033 ‡	1		1

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	8		8

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	16		16

Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (h)	12		11

Series 2005-1, Class 2A1A, 2.22%, 2/25/2035 (h)	146		139

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	123		125

Series 2005-5, Class 1A2, 3.08%, 8/25/2035 (h)	188		156

Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (h) (k)	1,079		17

Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)

Series 2003-1, Class DB1, 6.68%, 2/25/2033 (h)	207		217

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	49		50

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	101		85

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	635		647

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,339		1,364

CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (h)	6,288		6,130

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	4		4

FHLMC, REMIC

Series 1250, Class J, 7.00%, 5/15/2022	—	(i)	—	(i)

Series 1343, Class LB, 7.50%, 8/15/2022	—	(i)	—	(i)

Series 1343, Class LA, 8.00%, 8/15/2022	—	(i)	—	(i)

Series 1370, Class JA, 1.34%, 9/15/2022 (h)	1		1

Series 2512, Class PG, 5.50%, 10/15/2022	9		9

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1455, Class WB, IF, 4.62%, 12/15/2022 (h)	1		1

Series 2535, Class BK, 5.50%, 12/15/2022	3		3

Series 1470, Class F, 1.22%, 2/15/2023 (h)	—	(i)	—	(i)

Series 2568, Class KG, 5.50%, 2/15/2023	16		16

Series 1466, Class PZ, 7.50%, 2/15/2023	6		7

Series 1498, Class I, 1.34%, 4/15/2023 (h)	9		9

Series 1502, Class PX, 7.00%, 4/15/2023	13		14

Series 1798, Class F, 5.00%, 5/15/2023	12		12

Series 1505, Class Q, 7.00%, 5/15/2023	2		2

Series 1518, Class G, IF, 8.61%, 5/15/2023 (h)	4		4

Series 1541, Class O, 1.00%, 7/15/2023 (h)	4		4

Series 2638, Class DS, IF, 8.41%, 7/15/2023 (h)	2		3

Series 1541, Class M, HB, IF, 26.62%, 7/15/2023 (h)	2		2

Series 1570, Class F, 1.72%, 8/15/2023 (h)	—	(i)	—	(i)

Series 1608, Class L, 6.50%, 9/15/2023	49		51

Series 1573, Class PZ, 7.00%, 9/15/2023	13		13

Series 2571, Class SK, HB, IF, 33.68%, 9/15/2023 (h)	6		7

Series 1591, Class PV, 6.25%, 10/15/2023	8		9

Series 1602, Class SA, HB, IF, 22.40%, 10/15/2023 (h)	5		5

Series 2710, Class HB, 5.50%, 11/15/2023	65		66

Series 1642, Class PJ, 6.00%, 11/15/2023	22		23

Series 2716, Class UN, 4.50%, 12/15/2023	47		48

Series 1638, Class H, 6.50%, 12/15/2023	35		36

Series 2283, Class K, 6.50%, 12/15/2023	12		13

Series 1700, Class GA, PO, 2/15/2024	—	(i)	—	(i)

Series 1865, Class D, PO, 2/15/2024	17		17

Series 1760, Class ZD, 1.32%, 2/15/2024 (h)	36		36

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	6		6

Series 1686, Class SH, IF, 19.00%, 2/15/2024 (h)	1		1

Series 1699, Class FC, 0.71%, 3/15/2024 (h)	1		1

Series 1709, Class FA, 0.97%, 3/15/2024 (h)	1		1

Series 1695, Class EB, 7.00%, 3/15/2024	7		8

Series 1706, Class K, 7.00%, 3/15/2024	21		22

Series 2033, Class SN, HB, IF, 30.43%, 3/15/2024 (h)	4		—	(i)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2306, Class K, PO, 5/15/2024	4	4

Series 2306, Class SE, IF, IO, 8.78%, 5/15/2024 (h)	10	1

Series 1745, Class D, 7.50%, 8/15/2024	7	8

Series 3720, Class A, 4.50%, 9/15/2025	49	51

Series 3131, Class BK, 5.50%, 3/15/2026	192	201

Series 1829, Class ZB, 6.50%, 3/15/2026	4	4

Series 1863, Class Z, 6.50%, 7/15/2026	5	5

Series 1890, Class H, 7.50%, 9/15/2026	8	8

Series 1899, Class ZE, 8.00%, 9/15/2026	27	30

Series 3229, Class HE, 5.00%, 10/15/2026	200	208

Series 1963, Class Z, 7.50%, 1/15/2027	23	25

Series 1935, Class FL, 0.89%, 2/15/2027 (h)	2	2

Series 1981, Class Z, 6.00%, 5/15/2027	31	33

Series 1970, Class PG, 7.25%, 7/15/2027	2	2

Series 1987, Class PE, 7.50%, 9/15/2027	14	16

Series 2019, Class Z, 6.50%, 12/15/2027	31	34

Series 2038, Class PN, IO, 7.00%, 3/15/2028	25	3

Series 2040, Class PE, 7.50%, 3/15/2028	47	52

Series 4251, Class KW, 2.50%, 4/15/2028	3,656	3,682

Series 2043, Class CJ, 6.50%, 4/15/2028	8	8

Series 2054, Class PV, 7.50%, 5/15/2028	38	42

Series 2075, Class PM, 6.25%, 8/15/2028	84	91

Series 2075, Class PH, 6.50%, 8/15/2028	75	82

Series 2086, Class GB, 6.00%, 9/15/2028	13	14

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	37	3

Series 2095, Class PE, 6.00%, 11/15/2028	96	105

Series 2125, Class JZ, 6.00%, 2/15/2029	34	36

Series 2136, Class PG, 6.00%, 3/15/2029	39	42

Series 2132, Class SB, HB, IF, 30.09%, 3/15/2029 (h)	7	10

Series 2141, IO, 7.00%, 4/15/2029	11	1

Series 2169, Class TB, 7.00%, 6/15/2029	130	144

Series 2163, Class PC, IO, 7.50%, 6/15/2029	13	1

Series 2172, Class QC, 7.00%, 7/15/2029	90	100

Series 2176, Class OJ, 7.00%, 8/15/2029	65	74

Series 2201, Class C, 8.00%, 11/15/2029	30	33

Series 2209, Class TC, 8.00%, 1/15/2030	33	38

Series 2210, Class Z, 8.00%, 1/15/2030	65	76

Series 2224, Class CB, 8.00%, 3/15/2030	16	19

Series 2230, Class Z, 8.00%, 4/15/2030	41	47

Series 2234, Class PZ, 7.50%, 5/15/2030	30	35

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2247, Class Z, 7.50%, 8/15/2030	31	35

Series 2256, Class MC, 7.25%, 9/15/2030	42	48

Series 2259, Class ZM, 7.00%, 10/15/2030	60	68

Series 2262, Class Z, 7.50%, 10/15/2030	7	8

Series 2271, Class PC, 7.25%, 12/15/2030	69	78

Series 2296, Class PD, 7.00%, 3/15/2031	40	45

Series 2313, Class LA, 6.50%, 5/15/2031	28	31

Series 2325, Class PM, 7.00%, 6/15/2031	35	40

Series 2359, Class ZB, 8.50%, 6/15/2031	105	123

Series 2344, Class ZD, 6.50%, 8/15/2031	350	390

Series 2344, Class ZJ, 6.50%, 8/15/2031	35	40

Series 2345, Class NE, 6.50%, 8/15/2031	27	31

Series 2351, Class PZ, 6.50%, 8/15/2031	22	24

Series 2353, Class AZ, 6.00%, 9/15/2031	200	216

Series 2367, Class ME, 6.50%, 10/15/2031	64	70

Series 2396, Class FM, 0.64%, 12/15/2031 (h)	88	89

Series 2399, Class OH, 6.50%, 1/15/2032	78	87

Series 2399, Class TH, 6.50%, 1/15/2032	101	114

Series 2410, Class OE, 6.38%, 2/15/2032	22	23

Series 2410, Class NG, 6.50%, 2/15/2032	88	99

Series 2420, Class XK, 6.50%, 2/15/2032	135	153

Series 2464, Class SI, IF, IO, 7.81%, 2/15/2032 (h)	171	24

Series 2410, Class QX, IF, IO, 8.46%, 2/15/2032 (h)	38	6

Series 2412, Class SP, IF, 15.72%, 2/15/2032 (h)	68	85

Series 2410, Class QS, IF, 19.00%, 2/15/2032 (h)	69	90

Series 2430, Class WF, 6.50%, 3/15/2032	172	196

Series 2423, Class MC, 7.00%, 3/15/2032	102	116

Series 2423, Class MT, 7.00%, 3/15/2032	88	101

Series 2444, Class ES, IF, IO, 7.76%, 3/15/2032 (h)	66	9

Series 2450, Class SW, IF, IO, 7.81%, 3/15/2032 (h)	52	8

Series 2435, Class CJ, 6.50%, 4/15/2032	120	135

Series 2434, Class TC, 7.00%, 4/15/2032	97	111

Series 2436, Class MC, 7.00%, 4/15/2032	58	64

Series 2455, Class GK, 6.50%, 5/15/2032	202	223

Series 2450, Class GZ, 7.00%, 5/15/2032	58	67

Series 2462, Class JG, 6.50%, 6/15/2032	89	101

Series 2466, Class PH, 6.50%, 6/15/2032	142	160

Series 2474, Class NR, 6.50%, 7/15/2032	87	97

Series 2484, Class LZ, 6.50%, 7/15/2032	97	109

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2500, Class MC, 6.00%, 9/15/2032	96	108

Series 2835, Class QO, PO, 12/15/2032	13	12

Series 2543, Class YX, 6.00%, 12/15/2032	174	194

Series 2544, Class HC, 6.00%, 12/15/2032	109	125

Series 2552, Class ME, 6.00%, 1/15/2033	202	227

Series 2567, Class QD, 6.00%, 2/15/2033	226	255

Series 2575, Class ME, 6.00%, 2/15/2033	510	570

Series 2596, Class QG, 6.00%, 3/15/2033	124	135

Series 2586, Class WI, IO, 6.50%, 3/15/2033	59	11

Series 2692, Class SC, IF, 12.90%, 7/15/2033 (h)	35	42

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,599

Series 3920, Class LP, 5.00%, 1/15/2034	479	522

Series 2744, Class PE, 5.50%, 2/15/2034	7	7

Series 3611, PO, 7/15/2034	32	29

Series 2990, Class UZ, 5.75%, 6/15/2035	1,252	1,392

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,436

Series 3014, Class OD, PO, 8/15/2035	35	31

Series 3085, Class WF, 0.99%, 8/15/2035 (h)	80	82

Series 3047, Class OD, 5.50%, 10/15/2035	576	621

Series 3074, Class BH, 5.00%, 11/15/2035	177	188

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,468

Series 3102, Class FB, 0.49%, 1/15/2036 (h)	76	76

Series 3102, Class HS, HB, IF, 23.87%, 1/15/2036 (h)	22	29

Series 3117, Class EO, PO, 2/15/2036	202	183

Series 3117, Class OK, PO, 2/15/2036	120	108

Series 3134, PO, 3/15/2036	30	28

Series 3152, Class MO, PO, 3/15/2036	164	150

Series 3122, Class ZB, 6.00%, 3/15/2036	28	39

Series 3138, PO, 4/15/2036	134	121

Series 3607, Class BO, PO, 4/15/2036	68	62

Series 3219, Class DI, IO, 6.00%, 4/15/2036	101	21

Series 3819, Class ZQ, 6.00%, 4/15/2036	637	726

Series 3149, Class SO, PO, 5/15/2036	24	21

Series 3233, Class OP, PO, 5/15/2036	41	37

Series 3171, Class MO, PO, 6/15/2036	24	23

Series 3179, Class OA, PO, 7/15/2036	114	101

Series 3194, Class SA, IF, IO, 6.91%, 7/15/2036 (h)	28	5

Series 3211, Class SO, PO, 9/15/2036	135	122

Series 3218, Class AO, PO, 9/15/2036	67	55

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3232, Class ST, IF, IO, 6.51%, 10/15/2036 (h)	144	26

Series 3256, PO, 12/15/2036	95	85

Series 3261, Class OA, PO, 1/15/2037	112	101

Series 3260, Class CS, IF, IO, 5.95%, 1/15/2037 (h)	180	31

Series 3274, Class JO, PO, 2/15/2037	27	25

Series 3275, Class FL, 0.63%, 2/15/2037 (h)	30	31

Series 3290, Class SB, IF, IO, 6.26%, 3/15/2037 (h)	240	40

Series 3318, Class AO, PO, 5/15/2037	6	6

Series 3607, PO, 5/15/2037	140	123

Series 3315, Class HZ, 6.00%, 5/15/2037	135	151

Series 3326, Class JO, PO, 6/15/2037	8	7

Series 3331, PO, 6/15/2037	101	91

Series 3607, Class OP, PO, 7/15/2037	319	280

Series 4048, Class FJ, 0.50%, 7/15/2037 (h)	405	405

Series 3385, Class SN, IF, IO, 5.81%, 11/15/2037 (h)	30	4

Series 3387, Class SA, IF, IO, 6.23%, 11/15/2037 (h)	143	23

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	817	5

Series 3404, Class SC, IF, IO, 5.81%, 1/15/2038 (h)	240	39

Series 3424, Class PI, IF, IO, 6.61%, 4/15/2038 (h)	199	42

Series 3481, Class SJ, IF, IO, 5.66%, 8/15/2038 (h)	272	45

Series 3511, Class SA, IF, IO, 5.81%, 2/15/2039 (h)	196	28

Series 3549, Class FA, 1.39%, 7/15/2039 (h)	20	21

Series 3621, Class BO, PO, 1/15/2040	97	88

Series 3747, Class PY, 4.00%, 10/15/2040	1,000	1,061

Series 3925, Class FL, 0.64%, 1/15/2041 (h)	115	116

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	98	104

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	290	307

Series 3957, Class B, 4.00%, 11/15/2041	112	119

Series 3966, Class NA, 4.00%, 12/15/2041	286	307

Series 4217, Class KY, 3.00%, 6/15/2043	2,000	2,065

FHLMC, STRIPS

Series 233, Class 11, IO, 5.00%, 9/15/2035	216	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 233, Class 13, IO, 5.00%, 9/15/2035	316	61

Series 299, Class 300, 3.00%, 1/15/2043	1,540	1,549

Series 310, PO, 9/15/2043	750	673

Series 323, Class 300, 3.00%, 1/15/2044	1,227	1,246

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 4.60%, 7/25/2032 (h)	232	248

Series T-76, Class 2A, 1.55%, 10/25/2037 (h)	577	581

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	163	206

Series T-54, Class 2A, 6.50%, 2/25/2043	922	1,082

Series T-54, Class 3A, 7.00%, 2/25/2043	252	304

Series T-58, Class A, PO, 9/25/2043	80	65

Series T-59, Class 1AP, PO, 10/25/2043	185	121

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 2.31%, 10/25/2034 (h)	129	133

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	394	263

Series 2007-FA4, Class 1A2, IF, IO, 5.46%, 8/25/2037 ‡ (h)	930	174

FMC GMSR Issuer Trust 3.69%, 2/25/2024 (b)	7,325	7,325

Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (h)	5,000	4,991

Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (h)	4,300	4,165

Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (h)	3,370	3,272

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	75	85

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	145	163

Series 2004-W15, Class 2AF, 0.44%, 8/25/2044 (h)	204	203

Series 2005-W3, Class 2AF, 0.41%, 3/25/2045 (h)	553	551

Series 2006-W2, Class 1AF1, 0.41%, 2/25/2046 (h)	187	187

FNMA, Grantor Trust, Whole Loan

Series 2002-T19, Class A2, 7.00%, 7/25/2042	430	493

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	241	274

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FNMA, REMIC

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(i)	—	(i)

Series G92-35, Class E, 7.50%, 7/25/2022	—	(i)	—	(i)

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)

Series 1992-136, Class PK, 6.00%, 8/25/2022	1		1

Series 1996-59, Class J, 6.50%, 8/25/2022	—	(i)	—	(i)

Series G92-52, Class FD, 0.13%, 9/25/2022 (h)	—	(i)	—	(i)

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(i)	—	(i)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(i)	—	(i)

Series 1992-163, Class M, 7.75%, 9/25/2022	1		1

Series G92-62, Class B, PO, 10/25/2022	—	(i)	—	(i)

Series G92-59, Class F, 0.92%, 10/25/2022 (h)	—	(i)	—	(i)

Series G92-61, Class Z, 7.00%, 10/25/2022	—	(i)	—	(i)

Series 1992-188, Class PZ, 7.50%, 10/25/2022	3		3

Series G93-1, Class KA, 7.90%, 1/25/2023	1		1

Series G93-5, Class Z, 6.50%, 2/25/2023	1		1

Series 1997-61, Class ZC, 7.00%, 2/25/2023	15		15

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	1		1

Series G93-14, Class J, 6.50%, 3/25/2023	1		1

Series 1993-25, Class J, 7.50%, 3/25/2023	4		4

Series 1993-21, Class KA, 7.70%, 3/25/2023	2		2

Series 1998-4, Class C, PO, 4/25/2023	1		1

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	3		3

Series 1998-43, Class SA, IF, IO, 18.17%, 4/25/2023 (h)	4		—	(i)

Series 1993-62, Class SA, HB, IF, 20.01%, 4/25/2023 (h)	1		1

Series 2003-39, Class LW, 5.50%, 5/25/2023	41		41

Series 2003-41, Class PE, 5.50%, 5/25/2023	16		17

Series G93-27, Class FD, 1.07%, 8/25/2023 (h)	2		2

Series 2002-83, Class CS, 6.88%, 8/25/2023	32		33

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1999-38, Class SK, IF, IO, 7.86%, 8/25/2023 (h)	—	(i)	—	(i)

Series 1996-14, Class SE, IF, IO, 8.93%, 8/25/2023 (h)	16		1

Series 1993-205, Class H, PO, 9/25/2023	2		2

Series G93-37, Class H, PO, 9/25/2023	1		1

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	2		2

Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (h)	1		1

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	1		1

Series 1999-52, Class NS, HB, IF, 22.86%, 10/25/2023 (h)	3		3

Series 1993-179, Class SB, HB, IF, 28.77%, 10/25/2023 (h)	2		2

Series 1995-19, Class Z, 6.50%, 11/25/2023	20		21

Series 1993-230, Class FA, 0.71%, 12/25/2023 (h)	2		2

Series 1993-247, Class FE, 1.19%, 12/25/2023 (h)	4		4

Series 1993-225, Class UB, 6.50%, 12/25/2023	5		6

Series 1993-247, Class SU, IF, 12.73%, 12/25/2023 (h)	2		2

Series 2002-1, Class UD, HB, IF, 23.85%, 12/25/2023 (h)	4		5

Series 1994-37, Class L, 6.50%, 3/25/2024	18		18

Series 1994-40, Class Z, 6.50%, 3/25/2024	114		119

Series 2004-53, Class NC, 5.50%, 7/25/2024	14		14

Series 1995-2, Class Z, 8.50%, 1/25/2025	5		6

Series G95-1, Class C, 8.80%, 1/25/2025	6		7

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	7		—	(i)

Series 1997-27, Class J, 7.50%, 4/18/2027	4		5

Series 1997-29, Class J, 7.50%, 4/20/2027	9		9

Series 1997-39, Class PD, 7.50%, 5/20/2027	50		54

Series 1997-42, Class ZC, 6.50%, 7/18/2027	4		4

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	15		1

Series 1998-36, Class ZB, 6.00%, 7/18/2028	22		23

Series 1998-66, Class SB, IF, IO, 7.96%, 12/25/2028 (h)	1		—	(i)

Series 1999-18, Class Z, 5.50%, 4/18/2029	18		19

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1999-17, Class C, 6.35%, 4/25/2029	16	18

Series 1999-62, Class PB, 7.50%, 12/18/2029	26	28

Series 2000-2, Class ZE, 7.50%, 2/25/2030	84	94

Series 2000-20, Class SA, IF, IO, 8.91%, 7/25/2030 (h)	36	3

Series 2000-52, IO, 8.50%, 1/25/2031	9	1

Series 2001-7, Class PF, 7.00%, 3/25/2031	20	23

Series 2011-31, Class DB, 3.50%, 4/25/2031	1,071	1,111

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	69	9

Series 2001-30, Class PM, 7.00%, 7/25/2031	61	68

Series 2001-36, Class DE, 7.00%, 8/25/2031	61	69

Series 2001-49, Class Z, 6.50%, 9/25/2031	19	21

Series 2001-44, Class MY, 7.00%, 9/25/2031	147	169

Series 2001-44, Class PD, 7.00%, 9/25/2031	19	21

Series 2001-44, Class PU, 7.00%, 9/25/2031	24	27

Series 2001-52, Class KB, 6.50%, 10/25/2031	21	23

Series 2003-52, Class SX, HB, IF, 22.39%, 10/25/2031 (h)	34	44

Series 2001-61, Class Z, 7.00%, 11/25/2031	227	261

Series 2001-72, Class SX, IF, 17.03%, 12/25/2031 (h)	6	7

Series 2002-1, Class SA, HB, IF, 24.58%, 2/25/2032 (h)	11	14

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	189	6

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	2	3

Series 2002-21, Class LO, PO, 4/25/2032	6	6

Series 2002-21, Class PE, 6.50%, 4/25/2032	59	66

Series 2002-28, Class PK, 6.50%, 5/25/2032	149	167

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,098

Series 2002-37, Class Z, 6.50%, 6/25/2032	42	46

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	159	20

Series 2002-48, Class GH, 6.50%, 8/25/2032	223	253

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	27	31

Series 2004-59, Class BG, PO, 12/25/2032	75	69

Series 2002-77, Class S, IF, 14.14%, 12/25/2032 (h)	33	39

Series 2003-22, Class UD, 4.00%, 4/25/2033	732	773

Series 2003-35, Class UC, 3.75%, 5/25/2033	6	7

Series 2003-42, Class GB, 4.00%, 5/25/2033	51	54

Series 2003-34, Class AX, 6.00%, 5/25/2033	111	125

Series 2003-34, Class ED, 6.00%, 5/25/2033	598	670

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	29	4

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	224	42

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	417	41

Series 2003-47, Class PE, 5.75%, 6/25/2033	110	121

Series 2004-4, Class QI, IF, IO, 6.91%, 6/25/2033 (h)	35	1

Series 2004-4, Class QM, IF, 13.83%, 6/25/2033 (h)	3	3

Series 2003-64, Class SX, IF, 13.48%, 7/25/2033 (h)	28	32

Series 2003-132, Class OA, PO, 8/25/2033	10	10

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	207	33

Series 2003-71, Class DS, IF, 7.32%, 8/25/2033 (h)	247	255

Series 2003-74, Class SH, IF, 9.83%, 8/25/2033 (h)	56	62

Series 2003-91, Class SD, IF, 12.19%, 9/25/2033 (h)	52	61

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,445

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,084

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,116

Series 2003-116, Class SB, IF, IO, 7.41%, 11/25/2033 (h)	319	53

Series 2006-44, Class P, PO, 12/25/2033	564	514

Series 2003-130, Class SX, IF, 11.24%, 1/25/2034 (h)	6	6

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-25, Class SA, IF, 19.01%, 4/25/2034 (h)	136	176

Series 2004-46, Class SK, IF, 15.99%, 5/25/2034 (h)	253	303

Series 2004-36, Class SA, IF, 19.01%, 5/25/2034 (h)	293	393

Series 2004-46, Class QB, HB, IF, 23.25%, 5/25/2034 (h)	112	152

Series 2004-51, Class SY, IF, 13.87%, 7/25/2034 (h)	56	62

Series 2005-74, Class CS, IF, 19.51%, 5/25/2035 (h)	80	91

Series 2005-56, Class S, IF, IO, 6.52%, 7/25/2035 (h)	260	45

Series 2005-66, Class SG, IF, 16.91%, 7/25/2035 (h)	94	122

Series 2005-68, Class PG, 5.50%, 8/25/2035	262	287

Series 2005-84, Class XM, 5.75%, 10/25/2035	728	793

Series 2005-110, Class GL, 5.50%, 12/25/2035	2,130	2,340

Series 2006-46, Class UC, 5.50%, 12/25/2035	165	172

Series 2005-109, Class PC, 6.00%, 12/25/2035	236	256

Series 2006-39, Class WC, 5.50%, 1/25/2036	164	171

Series 2006-16, Class OA, PO, 3/25/2036	93	85

Series 2006-22, Class AO, PO, 4/25/2036	165	150

Series 2006-23, Class KO, PO, 4/25/2036	29	27

Series 2006-44, Class GO, PO, 6/25/2036	225	206

Series 2006-53, Class US, IF, IO, 6.39%, 6/25/2036 (h)	330	56

Series 2006-56, PO, 7/25/2036	185	169

Series 2006-58, PO, 7/25/2036	99	90

Series 2006-58, Class AP, PO, 7/25/2036	186	168

Series 2006-65, Class QO, PO, 7/25/2036	153	141

Series 2006-56, Class FC, 0.48%, 7/25/2036 (h)	327	328

Series 2006-58, Class FL, 0.65%, 7/25/2036 (h)	25	25

Series 2006-60, Class DZ, 6.50%, 7/25/2036	3,838	4,281

Series 2006-72, Class TO, PO, 8/25/2036	27	24

Series 2006-79, Class DO, PO, 8/25/2036	121	114

Series 2007-7, Class SG, IF, IO, 6.31%, 8/25/2036 (h)	785	175

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-77, Class PC, 6.50%, 8/25/2036	378	420

Series 2006-90, Class AO, PO, 9/25/2036	84	77

Series 2008-42, Class AO, PO, 9/25/2036	48	43

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	610	122

Series 2006-109, PO, 11/25/2036	47	42

Series 2006-110, PO, 11/25/2036	260	236

Series 2006-111, Class EO, PO, 11/25/2036	33	30

Series 2006-124, Class HB, 2.00%, 11/25/2036 (h)	484	490

Series 2006-119, PO, 12/25/2036	37	35

Series 2006-118, Class A2, 0.17%, 12/25/2036 (h)	143	141

Series 2009-70, Class CO, PO, 1/25/2037	250	226

Series 2006-128, Class BP, 5.50%, 1/25/2037	66	71

Series 2007-77, Class FG, 0.69%, 3/25/2037 (h)	41	41

Series 2007-16, Class FC, 0.94%, 3/25/2037 (h)	52	55

Series 2007-14, Class ES, IF, IO, 6.25%, 3/25/2037 (h)	394	64

Series 2007-42, Class AO, PO, 5/25/2037	16	14

Series 2007-48, PO, 5/25/2037	68	65

Series 2007-60, Class AX, IF, IO, 6.96%, 7/25/2037 (h)	1,211	274

Series 2007-81, Class GE, 6.00%, 8/25/2037	136	153

Series 2007-88, Class VI, IF, IO, 6.35%, 9/25/2037 (h)	815	156

Series 2007-91, Class ES, IF, IO, 6.27%, 10/25/2037 (h)	571	108

Series 2007-116, Class HI, IO, 1.25%, 1/25/2038 (h)	375	16

Series 2008-1, Class BI, IF, IO, 5.72%, 2/25/2038 (h)	192	33

Series 2008-16, Class IS, IF, IO, 6.01%, 3/25/2038 (h)	72	11

Series 2008-10, Class XI, IF, IO, 6.04%, 3/25/2038 (h)	168	28

Series 2008-27, Class SN, IF, IO, 6.71%, 4/25/2038 (h)	103	16

Series 2008-44, PO, 5/25/2038	6	5

Series 2008-53, Class CI, IF, IO, 7.01%, 7/25/2038 (h)	148	25

Series 2008-80, Class SA, IF, IO, 5.66%, 9/25/2038 (h)	292	47

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-81, Class SB, IF, IO, 5.66%, 9/25/2038 (h)	339	49

Series 2009-6, Class GS, IF, IO, 6.36%, 2/25/2039 (h)	271	54

Series 2009-62, Class HJ, 6.00%, 5/25/2039	49	51

Series 2009-60, Class HT, 6.00%, 8/25/2039	248	280

Series 2009-103, Class MB, 2.00%, 12/25/2039 (h)	113	118

Series 2009-99, Class SC, IF, IO, 5.99%, 12/25/2039 (h)	67	10

Series 2010-49, Class SC, IF, 12.29%, 3/25/2040 (h)	189	229

Series 2010-64, Class DM, 5.00%, 6/25/2040	109	118

Series 2010-71, Class HJ, 5.50%, 7/25/2040	159	177

Series 2010-147, Class SA, IF, IO, 6.34%, 1/25/2041 (h)	799	160

Series 2011-30, Class LS, IO, 1.59%, 4/25/2041 (h)	313	19

Series 2011-75, Class FA, 0.74%, 8/25/2041 (h)	88	88

Series 2011-118, Class MT, 7.00%, 11/25/2041	233	272

Series 2011-130, Class CA, 6.00%, 12/25/2041	499	564

Series 2013-81, Class TA, 3.00%, 2/25/2043	1,230	1,247

Series 2013-92, PO, 9/25/2043	630	552

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,750

Series 2013-101, Class DO, PO, 10/25/2043	1,104	985

Series 2013-128, PO, 12/25/2043	1,185	1,064

Series 2011-2, Class WA, 5.84%, 2/25/2051 (h)	178	197

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.06%, 7/25/2037 (h)	8	12

Series 2003-W4, Class 2A, 5.42%, 10/25/2042 (h)	38	42

Series 2003-W1, Class 1A1, 4.97%, 12/25/2042 (h)	334	350

Series 2003-W1, Class 2A, 5.43%, 12/25/2042 (h)	141	144

Series 2009-W1, Class A, 6.00%, 12/25/2049	349	382

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.37%, 6/27/2036 (h)	250		246

Series 2007-54, Class FA, 0.59%, 6/25/2037 (h)	130		131

Series 2007-106, Class A7, 6.25%, 10/25/2037 (h)	87		99

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(i)	—	(i)

Series 265, Class 2, 9.00%, 3/25/2024	1		1

Series 329, Class 1, PO, 1/25/2033	25		23

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	39		5

Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	126		15

Series 355, Class 11, IO, 6.00%, 7/25/2034	104		17

Series 365, Class 8, IO, 5.50%, 5/25/2036	157		31

Series 374, Class 5, IO, 5.50%, 8/25/2036	92		16

Series 393, Class 6, IO, 5.50%, 4/25/2037	29		4

Series 383, Class 32, IO, 6.00%, 1/25/2038	40		10

Series 383, Class 33, IO, 6.00%, 1/25/2038	106		21

Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (h)	7,708		7,709

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 2.92%, 6/19/2035 (h)	436		425

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	170		170

Series 2001-35, Class SA, IF, IO, 8.12%, 8/16/2031 (h)	56		—	(i)

Series 2002-52, Class GH, 6.50%, 7/20/2032	269		269

Series 2003-58, Class BE, 6.50%, 1/20/2033	363		377

Series 2003-12, Class SP, IF, IO, 7.54%, 2/20/2033 (h)	87		7

Series 2003-24, PO, 3/16/2033	15		15

Series 2003-40, Class TJ, 6.50%, 3/20/2033	437		456

Series 2003-46, Class TC, 6.50%, 3/20/2033	206		216

Series 2003-46, Class MG, 6.50%, 5/20/2033	285		305

Series 2003-52, Class AP, PO, 6/16/2033	85		80

Series 2003-90, PO, 10/20/2033	23		23

Series 2003-112, Class SA, IF, IO, 6.42%, 12/16/2033 (h)	293		22

Series 2004-28, Class S, IF, 19.32%, 4/16/2034 (h)	125		162

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (h)	400	45

Series 2005-68, Class DP, IF, 16.13%, 6/17/2035 (h)	42	48

Series 2010-14, Class CO, PO, 8/20/2035	133	122

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	606	82

Series 2005-68, Class KI, IF, IO, 6.14%, 9/20/2035 (h)	864	138

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	130	17

Series 2006-16, Class OP, PO, 3/20/2036	59	54

Series 2006-38, Class SW, IF, IO, 6.34%, 6/20/2036 (h)	45	1

Series 2006-38, Class ZK, 6.50%, 8/20/2036	703	752

Series 2006-59, Class SD, IF, IO, 6.54%, 10/20/2036 (h)	198	21

Series 2006-65, Class SA, IF, IO, 6.64%, 11/20/2036 (h)	316	27

Series 2011-22, Class WA, 5.90%, 2/20/2037 (h)	300	333

Series 2007-57, PO, 3/20/2037	68	66

Series 2007-17, Class JO, PO, 4/16/2037	56	49

Series 2007-17, Class JI, IF, IO, 6.68%, 4/16/2037 (h)	518	98

Series 2007-19, Class SD, IF, IO, 6.04%, 4/20/2037 (h)	289	21

Series 2007-28, Class BO, PO, 5/20/2037	60	54

Series 2007-26, Class SC, IF, IO, 6.04%, 5/20/2037 (h)	233	27

Series 2007-27, Class SA, IF, IO, 6.04%, 5/20/2037 (h)	248	24

Series 2007-36, Class SE, IF, IO, 6.34%, 6/16/2037 (h)	146	13

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,282	2,539

Series 2007-40, Class SB, IF, IO, 6.59%, 7/20/2037 (h)	504	68

Series 2007-42, Class SB, IF, IO, 6.59%, 7/20/2037 (h)	296	35

Series 2007-53, Class SW, IF, 19.72%, 9/20/2037 (h)	25	29

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	34	1

Series 2009-79, Class OK, PO, 11/16/2037	86	80

Series 2007-73, Class MI, IF, IO, 5.84%, 11/20/2037 (h)	167	14

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2007-76, Class SA, IF, IO, 6.37%, 11/20/2037 (h)	327	30

Series 2007-72, Class US, IF, IO, 6.39%, 11/20/2037 (h)	159	14

Series 2007-79, Class SY, IF, IO, 6.39%, 12/20/2037 (h)	148	14

Series 2008-2, Class NS, IF, IO, 6.41%, 1/16/2038 (h)	300	31

Series 2008-2, Class MS, IF, IO, 7.03%, 1/16/2038 (h)	90	14

Series 2008-10, Class S, IF, IO, 5.67%, 2/20/2038 (h)	181	16

Series 2008-36, Class SH, IF, IO, 6.14%, 4/20/2038 (h)	243	1

Series 2008-40, Class SA, IF, IO, 6.27%, 5/16/2038 (h)	1,568	233

Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (h)	135	14

Series 2008-71, Class SC, IF, IO, 5.84%, 8/20/2038 (h)	62	6

Series 2009-25, Class SE, IF, IO, 7.44%, 9/20/2038 (h)	117	14

Series 2008-93, Class AS, IF, IO, 5.54%, 12/20/2038 (h)	178	17

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	14	—	(i)

Series 2009-6, Class SA, IF, IO, 5.97%, 2/16/2039 (h)	172	10

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	368	35

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	166	27

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	161	32

Series 2009-22, Class SA, IF, IO, 6.11%, 4/20/2039 (h)	349	42

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	82	10

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	87	14

Series 2009-43, Class SA, IF, IO, 5.79%, 6/20/2039 (h)	155	13

Series 2009-72, Class SM, IF, IO, 6.12%, 8/16/2039 (h)	355	44

Series 2010-31, Class NO, PO, 3/20/2040	560	516

Series 2013-75, Class WA, 5.13%, 6/20/2040 (h)	806	887

Series 2010-130, Class CP, 7.00%, 10/16/2040	100	114

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2010-157, Class OP, PO, 12/20/2040	591		545

Series 2011-75, Class SM, IF, IO, 6.44%, 5/20/2041 (h)	506		58

Series 2014-188, Class W, 4.57%, 10/20/2041 (h)	330		354

Series 2012-141, Class WC, 3.72%, 1/20/2042 (h)	194		204

Series 2013-54, Class WA, 4.88%, 11/20/2042 (h)	1,246		1,370

Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	620		658

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300		1,458

Series 2018-160, Class PA, 3.50%, 7/20/2046	1,887		1,929

Series 2012-H24, Class FG, 0.53%, 4/20/2060 (h)	9		9

Series 2013-H03, Class FA, 0.40%, 8/20/2060 (h)	1		1

Series 2012-H21, Class CF, 0.80%, 5/20/2061 (h)	11		11

Series 2013-H05, Class FB, 0.50%, 2/20/2062 (h)	10		10

Series 2012-H15, Class FA, 0.55%, 5/20/2062 (h)	—	(i)	—	(i)

Series 2012-H26, Class MA, 0.65%, 7/20/2062 (h)	3		3

Series 2012-H28, Class FA, 0.68%, 9/20/2062 (h)	5		5

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (h)	498		499

Series 2012-H31, Class FD, 0.44%, 12/20/2062 (h)	768		767

Series 2013-H01, Class FA, 1.65%, 1/20/2063	4		4

Series 2013-H08, Class FC, 0.55%, 2/20/2063 (h)	613		613

Series 2013-H04, Class BA, 1.65%, 2/20/2063	10		10

Series 2013-H07, Class HA, 0.00%, 3/20/2063 (h)	606		606

Series 2013-H09, Class HA, 1.65%, 4/20/2063	12		12

Series 2013-H18, Class JA, 0.70%, 8/20/2063 (h)	1,172		1,175

Series 2014-H01, Class FD, 0.75%, 1/20/2064 (h)	919		922

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2014-H09, Class TA, 0.70%, 4/20/2064 (h)	935		938

Series 2015-H15, Class FD, 0.54%, 6/20/2065 (h)	1,222		1,224

Series 2015-H15, Class FJ, 0.54%, 6/20/2065 (h)	2,785		2,789

Series 2015-H16, Class FG, 0.54%, 7/20/2065 (h)	1,793		1,795

Series 2015-H23, Class FB, 0.62%, 9/20/2065 (h)	1,840		1,846

Series 2015-H32, Class FH, 0.76%, 12/20/2065 (h)	1,394		1,405

Series 2017-H08, Class XI, IO, 2.19%, 3/20/2067 (h)	5,878		472

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (h)	343		335

Series 2005-RP3, Class 1AF, 0.54%, 9/25/2035 (b) (h)	584		507

Series 2005-RP3, Class 1AS, IO, 4.11%, 9/25/2035 ‡ (b) (h)	441		35

Series 2006-RP2, Class 1AS2, IF, IO, 4.18%, 4/25/2036 ‡ (b) (h)	1,785		211

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	97		100

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	55		56

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	196		202

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	—	(i)	—	(i)

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	354		360

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	758		489

Impac CMB Trust

Series 2004-7, Class 1A1, 0.93%, 11/25/2034 (h)	413		417

Series 2005-4, Class 2A1, 0.79%, 5/25/2035 (h)	100		99

Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.89%, 5/25/2036 (h)	59		59

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (h)	171		173

Series 2006-A2, Class 4A1, 2.22%, 8/25/2034 (h)	148		155

Series 2006-A3, Class 6A1, 2.61%, 8/25/2034 (h)	45		45

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.93%, 4/25/2036 (h)	215		175

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	451		209

LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (h)	2,075		2,024

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (h)	91		91

Series 2004-4, Class 2A1, 1.94%, 5/25/2034 (h)	30		30

Series 2004-13, Class 3A7, 2.76%, 11/21/2034 (h)	224		225

Series 2004-15, Class 3A1, 2.43%, 12/25/2034 (h)	49		48

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3		3

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2		2

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	78		78

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	97		100

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	196		202

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	135		139

Series 2004-6, Class 30, PO, 7/25/2034 ‡	113		93

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	205		214

Series 2004-7, Class 30, PO, 8/25/2034 ‡	66		54

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(i)	—	(i)

Series 2003-12, Class 30, PO, 12/25/2033 ‡	10		10

Series 2004-1, Class 30, PO, 2/25/2034 ‡	8		6

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.54%, 5/25/2035 (b) (h)	1,257		646

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	63		52

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.81%, 10/25/2028 (h)	47		47

Series 2003-F, Class A1, 0.83%, 10/25/2028 (h)	408		401

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-A, Class A1, 0.65%, 4/25/2029 (h)	79		77

Series 2004-1, Class 2A1, 2.07%, 12/25/2034 (h)	125		126

MRA Issuance Trust

Series 2021-EBO5, Class A1X, 1.83%, 2/15/2023 (b) (h)	6,700		6,700

Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (b) (h)	6,700		6,700

Series 2021-EBO2, Class A, 2.84%, 12/31/2049 (b) (h)	6,500		6,500

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	182		175

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		37

Series 2003-A1, Class A1, 5.50%, 5/25/2033	10		10

Series 2003-A1, Class A2, 6.00%, 5/25/2033	35		36

P4 SFR Series 2019-STlA, 7.25%, 10/11/2026 ‡	2,600		2,600

PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (h)	3,594		3,530

RALI Trust

Series 2002-QS16, Class A3, IF, 16.23%, 10/25/2017 (h)	—	(i)	—	(i)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—

Series 2003-QS12, Class A2A, IF, IO, 7.41%, 6/25/2018 ‡ (h)	—	(i)	—	(i)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6		5

Series 2004-QA6, Class NB2, 2.89%, 12/26/2034 (h)	420		415

RFMSI Trust

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(i)	—	(i)

Series 2005-SA4, Class 1A1, 2.26%, 9/25/2035 (h)	40		34

RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	1,126		1,109

SART Series 2017-1, 4.75%, 7/15/2024	1,216		1,232

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	2,955		3,089

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,722		1,833

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	1,276	1,297

Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 0.82%, 10/19/2034 (h)	177	174

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.83%, 9/25/2043 (h)	87	89

Series 2004-4, Class 3A, 1.90%, 12/25/2044 (h)	190	190

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (e)	1,501	1,503

Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (h)	5,830	5,772

Two Harbors Series 2021-FNTMSR1, Class A, IO, 4.00%, 3/25/2022 (h)	6,600	6,603

Vendee Mortgage Trust

Series 1994-1, Class 1, 4.92%, 2/15/2024 (h)	42	42

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	60	62

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	136	147

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	102	110

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	195	212

Series 1998-1, Class 2E, 7.00%, 3/15/2028	246	264

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	515	551

Series 2003-2, Class Z, 5.00%, 5/15/2033	2,221	2,401

vMobo, Inc. 7.50%, 5/31/2024	3,100	3,100

WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	377	382

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.70%, 8/25/2033 (h)	28	29

Series 2003-AR9, Class 2A, 2.37%, 9/25/2033 (h)	38	38

Series 2003-AR9, Class 1A6, 2.52%, 9/25/2033 (h)	491	488

Series 2003-S9, Class P, PO, 10/25/2033 ‡	17	15

Series 2003-S9, Class A8, 5.25%, 10/25/2033	256	259

Series 2004-AR3, Class A1, 2.60%, 6/25/2034 (h)	34	35

Series 2004-AR3, Class A2, 2.60%, 6/25/2034 (h)	28	29

Series 2006-AR10, Class 2P, 2.74%, 9/25/2036 ‡ (h)	54	51

Series 2006-AR12, Class 2P, 2.59%, 10/25/2036 ‡ (h)	44	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 4.81%, 4/25/2035 ‡ (h)	508	56

Series 2005-2, Class 1A4, IF, IO, 4.86%, 4/25/2035 ‡ (h)	2,342	238

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	709	118

Series 2005-4, Class CB7, 5.50%, 6/25/2035	722	724

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	623	102

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	122	118

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	782	757

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	117	115

ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	1,830	1,814

Zillow Cspa 0.00%, 7/15/2022	809	809

Total Collateralized Mortgage Obligations (Cost $225,331)		233,193

Asset-Backed Securities — 11.0%

Academic Loan Funding Trust Series 2013-1A, Class A, 0.99%, 12/26/2044 (b) (h)	710	702

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	520	523

Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	198	201

Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	403	400

Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	570	553

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	316	313

Series 2017-1, Class AA, 3.65%, 2/15/2029	428	438

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,714	3,784

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,335

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,472	3,537

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	2,000	2,063

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	895

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,592	2,621

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	510

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	2,380	2,505

American Tower Trust #1 REIT, 3.07%, 3/15/2023 (b)	750	752

AMSR Trust

Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (b)	3,500	3,409

Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (b)	4,000	3,786

Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (b)	2,168	2,015

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	494	502

Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	793	785

Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	654	654

Business Jet Securities LLC

Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	869	868

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (b)	1,927	1,901

Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	949	946

Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	3,146	3,030

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,742	4,836

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	800	785

Carvana Auto Receivables Trust

Series 2019-2A, Class C, 3.00%, 6/17/2024 (b)	3,369	3,383

Series 2019-3A, Class C, 2.71%, 10/15/2024 (b)	5,240	5,264

Cfine LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 (b)	4,200	4,200

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (h)	2,609	2,596

Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (e)	280	288

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,063

Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.26%, 3/24/2023 (b) (h)	2,810	2,781

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	75	75

Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	2,030

CoreVest American Finance Trust

Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (b)	2,000	1,970

Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (b)	2,855	2,575

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (b)	1,800	1,817

Credit Acceptance Auto Loan Trust Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	7,060

Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	1,739	1,724

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.09%, 10/25/2034 (h)	71	70

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,584

Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	237	243

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	1,939	1,944

Diversified Abs Phase III LLC 4.88%, 4/28/2039 ‡	5,750	5,750

Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	1,157	1,162

Exeter Automobile Receivables Trust

Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	1,214	1,217

Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,540	3,592

FirstKey Homes Trust

Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (b)	3,000	2,849

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	4,000	3,747

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,843	5,004

Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	541	550

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	50	44

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	88	88

Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	1,697	1,665

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	361	364

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	107	107

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	997	1,006

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	406	410

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	1,004	1,031

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	93	93

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.84%, 8/25/2038 ‡ (b) (h)	1,782	33

Series 2013-2, Class A, IO, 1.76%, 3/25/2039 ‡ (b) (h)	1,734	65

Series 2015-2, Class A, IO, 3.28%, 7/25/2041 ‡ (b) (h)	689	74

LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	5,537	5,517

Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (b)	3,319	3,341

LP LMS Asset Securitization Trust 3.23%, 10/15/2028	3,026	3,031

Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	2,330	2,306

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	467	485

MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (b)	2,033	2,014

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.86%, 11/25/2033 ‡ (e)	264	263

NRZ Excess Spread-Collateralized Notes

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	1,407	1,395

Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	6,347	6,132

Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	3,689	3,652

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	1,511	1,513

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	3,010	3,027

Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	5,067	5,026

PRET LLC

Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (b) (e)	3,851	3,773

Series 2021-RN3, Class A1, 1.84%, 9/25/2051 ‡ (b) (e)	4,383	4,257

Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (h)	6,961	6,874

Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	4,238	4,151

Progress Residential Trust

Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (b)	3,250	3,033

Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (b)	5,000	4,895

Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,171

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	287	108

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	446	449

Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (b)	3,955	3,970

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (e)	163	164

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (b)	1,137	1,133

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	311	308

Synchrony Card Funding LLC

Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,686

Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,022

Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (b)	1,007	1,010

United Airlines Pass-Through Trust

Series 2016-2, Class B, 3.65%, 10/7/2025	986	963

Series 2018-1, Class B, 4.60%, 3/1/2026	563	567

Series 2016-1, Class A, 3.45%, 7/7/2028	599	588

Series 2016-2, Class A, 3.10%, 10/7/2028	1,053	1,027

Series 2018-1, Class AA, 3.50%, 3/1/2030	911	924

Series 2018-1, Class A, 3.70%, 3/1/2030	1,413	1,396

Series 2019-1, Class AA, 4.15%, 8/25/2031	892	955

Series 2019-1, Class A, 4.55%, 8/25/2031	797	847

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,229	1,188

Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (b)	226	227

VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (e)	2,184	2,145

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	5,304	5,192

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	3,786	3,719

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	3,182	3,127

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	3,236	3,178

Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	2,500	2,529

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	106	106

Total Asset-Backed Securities (Cost $231,594)		228,551

Commercial Mortgage-Backed Securities — 3.9%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	560	563

Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (h)	1,300	1,284

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,438

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (b) (h)	9	-	(i)

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,573

Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	1,060	1,062

Series 2012-CR2, Class XA, IO, 1.61%, 8/15/2045 ‡ (h)	2,147	-	(i)

FHLMC Multi-Family WI Certificates Series K138, Class AM, 1.89%, 3/25/2032	1,850	1,769

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (h)	6,256	5,964

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	543	546

Series KS01, Class A2, 2.52%, 1/25/2023	787	790

Series KPLB, Class A, 2.77%, 5/25/2025	353	361

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,698

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,593

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,394

Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,848

FNMA ACES

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	700	716

Series 2017-M3, Class A2, 2.47%, 12/25/2026 (h)	1,000	1,020

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,397	8,771

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,716	3,876

Series 2018-M8, Class A2, 3.32%, 6/25/2028 (h)	2,580	2,747

Series 2018-M10, Class A2, 3.36%, 7/25/2028 (h)	3,335	3,561

Series 2017-M5, Class A2, 3.12%, 4/25/2029 (h)	3,152	3,330

Series 2020-M50, Class A1, 0.67%, 10/25/2030	2,810	2,672

Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,254

Series 2020-M50, Class X1, IO, 1.91%, 10/25/2030 (h)	21,391	2,107

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	628	603

Series 2021-M3, Class X1, IO, 1.98%, 11/25/2033 (h)	3,734	465

FREMF Mortgage Trust Series 2014-K39, Class C, 4.15%, 8/25/2047 (b) (h)	4,650	4,793

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	1,040

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.64%, 11/15/2038 ‡ (b) (h)	335	-	(i)

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	2,034

Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,563

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	667

SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,810

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	2,236	2,234

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	865

Series 2012-C2, Class XA, IO, 1.25%, 5/10/2063 ‡ (b) (h)	5,610	8

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	1,398	1,408

WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.24%, 3/15/2045 ‡ (b) (h)	400	392

Total Commercial Mortgage-Backed Securities (Cost $80,264)		80,819

U.S. Government Agency Securities — 0.7%

Tennessee Valley Authority

5.88%, 4/1/2036	6,839	9,646

4.63%, 9/15/2060	304	427

Tennessee Valley Authority STRIPS

DN, 3.95%, 11/1/2025 (a)	5,000	4,634

DN, 5.27%, 6/15/2035 (a)	800	569

Total U.S. Government Agency Securities (Cost $13,929)		15,276

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.6% (l)

California — 0.1%

City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	440	571

State of California, Various Purpose GO, 7.30%, 10/1/2039	350	519

Total California		1,090

New York — 0.3%

New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	461

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,825	2,364

Series 165, Rev., 5.65%, 11/1/2040	440	569

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,470

Total New York		5,864

Ohio — 0.2%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,069

Ohio State University (The), General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	325	390

Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,132

Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	297

Total Ohio		4,888

Total Municipal Bonds (Cost $9,143)		11,842

Foreign Government Securities — 0.5%

Kingdom of Saudi Arabia (Saudi Arabia)

2.25%, 2/2/2033 (b)	622	586

3.45%, 2/2/2061 (b)	550	501

Province of Quebec (Canada) 7.36%, 3/6/2026 (e)	377	449

Republic of Chile (Chile) 2.55%, 1/27/2032	497	467

Republic of Panama (Panama) 4.50%, 4/16/2050	325	316

Republic of Peru (Peru) 5.63%, 11/18/2050	88	110

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	682

United Mexican States (Mexico)

4.13%, 1/21/2026	316	334

3.75%, 1/11/2028	1,216	1,253

2.66%, 5/24/2031	1,075	985

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.50%, 2/12/2034	1,252	1,173

4.60%, 1/23/2046	2,113	2,029

3.77%, 5/24/2061	772	622

Total Foreign Government Securities (Cost $10,019)		9,507

Loan Assignments — 0.2% (m)

Diversified Financial Services — 0.2%

Onesky 1st Lien Term Loan (3-MONTH SOFR + 3.00%) 3.88%, 1/15/2031 (d) (Cost $3,539)	3,500	3,514

	SHARES (000)
Short-Term Investments — 3.9%

Investment Companies — 3.9%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (n) (o) (Cost $80,982)	80,963	80,987

Total Investments — 102.7% (Cost $2,139,683)		2,129,821
Liabilities in Excess of Other Assets — (2.7)%		(55,869)

NET ASSETS — 100.0%		2,073,952

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of February 28, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2022.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.2%

Aerospace & Defense — 1.1%

Boeing Co. (The)

1.43%, 2/4/2024	70	69

4.88%, 5/1/2025	54	57

2.20%, 2/4/2026	86	84

3.10%, 5/1/2026	250	252

L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	74

Leidos, Inc. 2.30%, 2/15/2031	100	90

Northrop Grumman Corp. 2.93%, 1/15/2025	150	153

Raytheon Technologies Corp. 4.13%, 11/16/2028	100	108

Textron, Inc. 3.00%, 6/1/2030	100	98

		985

Auto Components — 0.0% (a)

Lear Corp. 2.60%, 1/15/2032	14	13

Automobiles — 0.7%

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	150	149

General Motors Co. 6.13%, 10/1/2025	50	55

Hyundai Capital America 2.85%, 11/1/2022 (b)	200	201

Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (b)	200	207

		612

Banks — 3.8%

Bank of America Corp.

3.30%, 1/11/2023	90	92

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	42	43

Series L, 3.95%, 4/21/2025	154	160

(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	60	57

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	250	256

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	250	239

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	153

Citigroup, Inc.

4.40%, 6/10/2025	115	121

4.45%, 9/29/2027	50	53

(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	350	338

Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	46

Fifth Third Bancorp 2.38%, 1/28/2025	64	64

HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (c)	200	199

(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	189

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	259

Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	223

Societe Generale SA (France) 4.25%, 4/14/2025 (b)	200	205

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (b)	200	208

US Bancorp Series X, 3.15%, 4/27/2027	68	71

Wells Fargo & Co.

3.00%, 2/19/2025	99	101

4.10%, 6/3/2026	21	22

4.30%, 7/22/2027	30	32

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (c)	170	176

		3,307

Beverages — 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	183

Constellation Brands, Inc. 2.88%, 5/1/2030	11	11

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	75	79

4.60%, 5/25/2028	50	55

PepsiCo, Inc. 1.63%, 5/1/2030	33	31

		359

Biotechnology — 0.4%

AbbVie, Inc. 4.25%, 11/14/2028	100	108

Amgen, Inc.

1.65%, 8/15/2028	43	40

3.35%, 2/22/2032	35	36

Baxalta, Inc. 3.60%, 6/23/2022	23	23

Biogen, Inc. 2.25%, 5/1/2030	40	37

Gilead Sciences, Inc.

3.50%, 2/1/2025	25	26

3.65%, 3/1/2026	57	59

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	25

		354

Capital Markets — 1.8%

Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	56

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	52

Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	40

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (c)	150	141

Goldman Sachs Group, Inc. (The) (SOFR + 0.82%), 1.54%, 9/10/2027 (c)	150	141

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	149	154

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	80	85

Invesco Finance plc 3.75%, 1/15/2026	125	131

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	100	105

Morgan Stanley (SOFR + 0.47%), 0.56%, 11/10/2023 (c)	83	82

(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	127	121

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	150	156

(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	90	80

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	17	17

UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	200	191

		1,552

Chemicals — 0.3%

International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	40	38

LYB International Finance III LLC 2.25%, 10/1/2030	75	70

Mosaic Co. (The) 3.25%, 11/15/2022	21	21

PPG Industries, Inc. 1.20%, 3/15/2026	37	35

RPM International, Inc. 2.95%, 1/15/2032	17	17

Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	113

		294

Commercial Services & Supplies — 0.2%

Republic Services, Inc. 3.38%, 11/15/2027	200	206

Construction & Engineering — 0.1%

Quanta Services, Inc.

2.90%, 10/1/2030	21	20

2.35%, 1/15/2032	69	63

		83

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	81

Consumer Finance — 1.2%

AerCap Ireland Capital DAC (Ireland)

3.50%, 5/26/2022	150	151

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

4.13%, 7/3/2023	200	204

Avolon Holdings Funding Ltd. (Ireland)

3.95%, 7/1/2024 (b)	120	123

4.25%, 4/15/2026 (b)	90	92

2.53%, 11/18/2027 (b)	334	314

General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	181

		1,065

Containers & Packaging — 0.3%

Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	41	39

Packaging Corp. of America 3.00%, 12/15/2029	100	101

WRKCo, Inc. 3.00%, 9/15/2024	80	81

		221

Diversified Financial Services — 1.2%

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	10	10

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	201

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	82

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	502

Series KK, 3.55%, 1/15/2024	200	207

		1,002

Diversified Telecommunication Services — 0.7%

AT&T, Inc. 7.88%, 2/15/2030	250	328

Verizon Communications, Inc.

2.10%, 3/22/2028	25	24

4.50%, 8/10/2033	208	231

		583

Electric Utilities — 2.0%

American Electric Power Co., Inc. 2.30%, 3/1/2030	100	94

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	43

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	205

DTE Electric Co. 2.65%, 6/15/2022	20	20

Duke Energy Corp. 3.75%, 4/15/2024	150	155

Duquesne Light Holdings, Inc.

2.53%, 10/1/2030 (b)	51	48

2.78%, 1/7/2032 (b)	14	13

Edison International 4.13%, 3/15/2028	50	51

Entergy Mississippi LLC 2.85%, 6/1/2028	186	186

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

Evergy Metro, Inc. 3.15%, 3/15/2023	47	48

Fells Point Funding Trust 3.05%, 1/31/2027 (b)	100	99

ITC Holdings Corp. 2.95%, 5/14/2030 (b)	39	38

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	92

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (b)	28	29

1.96%, 6/27/2030 (b)	29	27

NRG Energy, Inc. 2.45%, 12/2/2027 (b)	37	35

OGE Energy Corp. 0.70%, 5/26/2023	18	18

Pacific Gas and Electric Co.

3.25%, 2/16/2024	100	101

4.55%, 7/1/2030	75	77

Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	132	132

SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	23

Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	167	156

Virginia Electric and Power Co. 3.45%, 2/15/2024	21	22

		1,712

Electrical Equipment — 0.2%

Eaton Corp. 3.10%, 9/15/2027	140	144

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	16

3.88%, 1/12/2028	100	104

		120

Energy Equipment & Services — 0.1%

Halliburton Co. 3.80%, 11/15/2025	2	2

Schlumberger Investment SA 2.65%, 6/26/2030	94	91

		93

Entertainment — 0.1%

Walt Disney Co. (The) 7.70%, 10/30/2025	50	59

Equity Real Estate Investment Trusts (REITs) — 2.5%

Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	27

American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	57	54

American Tower Corp.

5.00%, 2/15/2024	38	40

1.45%, 9/15/2026	72	69

1.50%, 1/31/2028	68	62

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

AvalonBay Communities, Inc.

3.35%, 5/15/2027	28	29

2.45%, 1/15/2031	100	98

Boston Properties LP 3.20%, 1/15/2025	152	155

Brixmor Operating Partnership LP

3.85%, 2/1/2025	50	51

2.25%, 4/1/2028	10	10

Corporate Office Properties LP 2.00%, 1/15/2029	26	24

Crown Castle International Corp. 2.25%, 1/15/2031	72	65

Equinix, Inc. 2.00%, 5/15/2028	37	35

Essex Portfolio LP 1.65%, 1/15/2031	53	47

Extra Space Storage LP 2.35%, 3/15/2032	100	92

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	52	54

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	68	68

2.00%, 3/15/2031	29	26

Healthpeak Properties, Inc.

3.40%, 2/1/2025	3	3

2.13%, 12/1/2028	28	27

Kilroy Realty LP 2.65%, 11/15/2033	70	64

Life Storage LP 2.20%, 10/15/2030	25	23

Mid-America Apartments LP 1.70%, 2/15/2031	36	33

Office Properties Income Trust

2.65%, 6/15/2026	17	16

2.40%, 2/1/2027	70	65

3.45%, 10/15/2031	29	27

Physicians Realty LP 2.63%, 11/1/2031	37	35

Public Storage 2.25%, 11/9/2031	36	34

Realty Income Corp. 3.65%, 1/15/2028	150	157

Sabra Health Care LP 3.20%, 12/1/2031	52	48

Safehold Operating Partnership LP 2.80%, 6/15/2031	88	82

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	150	154

SITE Centers Corp. 3.63%, 2/1/2025	12	12

UDR, Inc. 2.10%, 8/1/2032	48	43

Ventas Realty LP

3.75%, 5/1/2024	44	45

3.50%, 2/1/2025	27	28

4.13%, 1/15/2026	17	18

3.25%, 10/15/2026	45	46

Welltower, Inc. 4.50%, 1/15/2024	100	104

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

WP Carey, Inc.

2.40%, 2/1/2031	12	11

2.25%, 4/1/2033	100	90

		2,171

Food & Staples Retailing — 0.2%

7-Eleven, Inc. 1.30%, 2/10/2028 (b)	80	73

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (b)	50	49

CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	39	45

		167

Food Products — 0.5%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	55

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	49

Campbell Soup Co.

3.95%, 3/15/2025	50	52

2.38%, 4/24/2030	74	70

Kellogg Co. 3.40%, 11/15/2027	95	99

Smithfield Foods, Inc.

5.20%, 4/1/2029 (b)	7	8

3.00%, 10/15/2030 (b)	18	17

Tyson Foods, Inc. 3.95%, 8/15/2024	73	76

		426

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	42	41

ONE Gas, Inc. 2.00%, 5/15/2030	26	24

		65

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co. 1.96%, 2/11/2031	50	45

Boston Scientific Corp.

3.75%, 3/1/2026	31	33

4.00%, 3/1/2029	19	20

		98

Health Care Providers & Services — 0.6%

Cigna Corp. 3.50%, 6/15/2024	72	74

CommonSpirit Health 2.78%, 10/1/2030	50	49

HCA, Inc. 4.13%, 6/15/2029	150	157

Humana, Inc. 3.95%, 3/15/2027	50	53

UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	70

Universal Health Services, Inc.

2.65%, 10/15/2030 (b)	56	53

2.65%, 1/15/2032 (b)	25	23

		479

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.2%

Expedia Group, Inc. 3.25%, 2/15/2030	100	99

McDonald’s Corp. 2.13%, 3/1/2030	58	55

		154

Household Durables — 0.2%

Lennar Corp. 5.25%, 6/1/2026	140	152

Industrial Conglomerates — 0.2%

Roper Technologies, Inc.

3.80%, 12/15/2026	15	16

1.40%, 9/15/2027	174	162

		178

Insurance — 1.2%

American International Group, Inc. 3.75%, 7/10/2025	161	167

Aon plc 3.88%, 12/15/2025	143	149

Assurant, Inc. 4.20%, 9/27/2023	90	93

Athene Global Funding

1.45%, 1/8/2026 (b)	68	65

1.73%, 10/2/2026 (b)	82	78

Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	38	37

CNA Financial Corp.

3.95%, 5/15/2024	52	53

4.50%, 3/1/2026	38	41

F&G Global Funding 2.30%, 4/11/2027 (b)	50	48

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	153

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	150	176

		1,060

Internet & Direct Marketing Retail — 0.1%

eBay, Inc. 2.60%, 5/10/2031	100	95

IT Services — 0.1%

Global Payments, Inc.

2.15%, 1/15/2027	45	43

3.20%, 8/15/2029	50	50

		93

Leisure Products — 0.1%

Hasbro, Inc. 3.90%, 11/19/2029	75	78

Machinery — 0.1%

Otis Worldwide Corp. 2.57%, 2/15/2030	44	43

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — 0.7%

Charter Communications Operating LLC

4.91%, 7/23/2025	160	171

2.30%, 2/1/2032	50	44

Comcast Corp.

3.38%, 2/15/2025	77	79

3.38%, 8/15/2025	80	83

3.15%, 3/1/2026	16	16

Cox Communications, Inc. 1.80%, 10/1/2030 (b)	67	59

Fox Corp. 4.71%, 1/25/2029	35	38

Paramount Global 4.00%, 1/15/2026	100	103

		593

Metals & Mining — 0.3%

Glencore Funding LLC (Australia)

2.50%, 9/1/2030 (b)	60	55

2.85%, 4/27/2031 (b)	150	141

Steel Dynamics, Inc. 1.65%, 10/15/2027	33	31

		227

Multiline Retail — 0.3%

Dollar General Corp. 4.13%, 5/1/2028	150	161

Kohl’s Corp. 3.38%, 5/1/2031	100	98

		259

Multi-Utilities — 0.4%

CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	28

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	164

PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	16	15

Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	102

Puget Energy, Inc. 2.38%, 6/15/2028	17	16

WEC Energy Group, Inc. 3.55%, 6/15/2025	20	21

		346

Oil, Gas & Consumable Fuels — 2.3%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	100	107

BP Capital Markets America, Inc. 2.72%, 1/12/2032	150	144

Cameron LNG LLC 2.90%, 7/15/2031 (b)	84	83

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	50	54

5.13%, 6/30/2027	81	88

Chevron USA, Inc. 3.85%, 1/15/2028	100	108

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

ConocoPhillips

3.75%, 10/1/2027 (b)	60	64

2.40%, 2/15/2031 (b)	14	14

Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	60	63

Diamondback Energy, Inc. 3.25%, 12/1/2026	100	102

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	58

Energy Transfer LP

3.60%, 2/1/2023	28	28

4.90%, 2/1/2024	61	63

4.05%, 3/15/2025	91	94

Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	114	109

Gray Oak Pipeline LLC

2.60%, 10/15/2025 (b)	40	40

3.45%, 10/15/2027 (b)	50	50

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	50

HollyFrontier Corp.

2.63%, 10/1/2023	12	12

5.88%, 4/1/2026	40	43

Marathon Petroleum Corp. 4.70%, 5/1/2025	105	112

MPLX LP

3.38%, 3/15/2023	32	33

4.25%, 12/1/2027	27	28

NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	22	21

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	29

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	43

Phillips 66 1.30%, 2/15/2026	28	27

Pioneer Natural Resources Co.

1.13%, 1/15/2026	50	48

1.90%, 8/15/2030	72	65

Plains All American Pipeline LP 4.65%, 10/15/2025	100	106

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	22

Williams Cos., Inc. (The) 2.60%, 3/15/2031	50	47

		1,967

Pharmaceuticals — 0.7%

AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	69

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	71	75

1.45%, 11/13/2030	100	90

Mylan, Inc. 4.55%, 4/15/2028	75	80

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	186

Zoetis, Inc. 2.00%, 5/15/2030	80	74

		574

Real Estate Management & Development — 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (b)	200	200

Road & Rail — 0.9%

CSX Corp. 3.25%, 6/1/2027	162	168

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	63

Norfolk Southern Corp. 2.55%, 11/1/2029	150	148

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (b)	200	205

Triton Container International Ltd. (Bermuda)

2.05%, 4/15/2026 (b)	110	107

3.25%, 3/15/2032	51	49

		740

Semiconductors & Semiconductor Equipment — 0.6%

Broadcom, Inc.

4.15%, 11/15/2030	143	150

3.19%, 11/15/2036 (b)	57	53

Marvell Technology, Inc. 2.95%, 4/15/2031	52	50

Microchip Technology, Inc.

0.97%, 2/15/2024	72	70

0.98%, 9/1/2024 (b)	50	48

NXP BV (China) 2.50%, 5/11/2031 (b)	100	93

Xilinx, Inc. 2.38%, 6/1/2030	50	48

		512

Software — 0.4%

Citrix Systems, Inc. 1.25%, 3/1/2026	20	20

Intuit, Inc. 1.65%, 7/15/2030	125	115

Oracle Corp. 2.88%, 3/25/2031	168	159

VMware, Inc.

1.40%, 8/15/2026	25	24

1.80%, 8/15/2028	15	14

		332

Specialty Retail — 0.2%

AutoZone, Inc. 1.65%, 1/15/2031	83	73

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	65

		138

Technology Hardware, Storage & Peripherals — 0.1%

Dell International LLC 5.30%, 10/1/2029	100	112

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	84	75

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	202

		277

Trading Companies & Distributors — 0.5%

Air Lease Corp.

3.00%, 9/15/2023	250	253

3.63%, 12/1/2027	100	101

Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	100	101

		455

Wireless Telecommunication Services — 0.3%

T-Mobile USA, Inc.

3.88%, 4/15/2030	150	155

2.25%, 11/15/2031	100	91

		246

Total Corporate Bonds (Cost $25,213)		25,082

U.S. Treasury Obligations — 25.3%

U.S. Treasury Bonds 6.13%, 8/15/2029	500	651

U.S. Treasury Notes

0.13%, 6/30/2023	1,600	1,575

1.13%, 2/28/2025	1,500	1,478

0.25%, 7/31/2025	1,600	1,524

2.25%, 11/15/2025	500	510

0.75%, 5/31/2026	3,000	2,877

1.13%, 10/31/2026	3,000	2,914

0.38%, 9/30/2027	580	537

0.50%, 10/31/2027	1,500	1,396

1.25%, 3/31/2028	450	436

3.13%, 11/15/2028	1,000	1,082

0.63%, 5/15/2030	1,000	909

0.63%, 8/15/2030	600	544

0.88%, 11/15/2030	80	74

U.S. Treasury STRIPS Bonds

3.09%, 11/15/2022 (d)	700	696

2.33%, 8/15/2023 (d)	1,890	1,855

2.72%, 2/15/2024 (d)	1,206	1,172

2.36%, 5/15/2024 (d)	200	193

3.16%, 5/15/2025 (d)	200	190

2.51%, 5/15/2026 (d)	200	186

3.83%, 8/15/2026 (d)	47	44

3.99%, 11/15/2026 (d)	300	276

3.14%, 2/15/2027 (d)	100	92

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations — continued

4.31%, 8/15/2027 (d)	100		91

4.35%, 11/15/2027 (d)	140		126

3.31%, 2/15/2028 (d)	53		48

2.66%, 5/15/2028 (d)	10		9

3.54%, 8/15/2028 (d)	200		178

Total U.S. Treasury Obligations (Cost $21,875)			21,663

Collateralized Mortgage Obligations — 16.1%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	441		459

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	63		57

Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	7		5

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 1.98%, 6/20/2034 (e)	6		6

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	14		14

Series 2005-22, Class 2A1, 2.48%, 11/25/2035 (e)	66		63

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	(f)	—	(f)

Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (e)	4		4

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	2		3

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	3		3

FHLMC, REMIC

Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)

Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)

Series 1343, Class LA, 8.00%, 8/15/2022	—	(f)	—	(f)

Series 2512, Class PG, 5.50%, 10/15/2022	5		5

Series 2535, Class BK, 5.50%, 12/15/2022	—	(f)	—	(f)

Series 1470, Class F, 1.22%, 2/15/2023 (e)	—	(f)	—	(f)

Series 2568, Class KG, 5.50%, 2/15/2023	10		10

Series 1466, Class PZ, 7.50%, 2/15/2023	2		2

Series 1491, Class I, 7.50%, 4/15/2023	1		1

Series 1798, Class F, 5.00%, 5/15/2023	1		1

Series 1518, Class G, IF, 8.61%, 5/15/2023 (e)	1		1

Series 1541, Class O, 1.00%, 7/15/2023 (e)	1		1

Series 1608, Class L, 6.50%, 9/15/2023	5		5

Series 1602, Class SA, HB, IF, 22.40%, 10/15/2023 (e)	1		1

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2283, Class K, 6.50%, 12/15/2023	2		2

Series 1700, Class GA, PO, 2/15/2024	—	(f)	—	(f)

Series 1671, Class L, 7.00%, 2/15/2024	2		2

Series 1706, Class K, 7.00%, 3/15/2024	9		9

Series 2033, Class SN, HB, IF, 30.43%, 3/15/2024 (e)	1		—	(f)

Series 1720, Class PL, 7.50%, 4/15/2024	21		22

Series 2306, Class K, PO, 5/15/2024	1		1

Series 2306, Class SE, IF, IO, 8.78%, 5/15/2024 (e)	3		—	(f)

Series 1745, Class D, 7.50%, 8/15/2024	3		3

Series 1927, Class PH, 7.50%, 1/15/2027	22		25

Series 1981, Class Z, 6.00%, 5/15/2027	8		9

Series 1987, Class PE, 7.50%, 9/15/2027	3		3

Series 2038, Class PN, IO, 7.00%, 3/15/2028	4		—	(f)

Series 2040, Class PE, 7.50%, 3/15/2028	16		18

Series 2063, Class PG, 6.50%, 6/15/2028	20		22

Series 2064, Class TE, 7.00%, 6/15/2028	3		3

Series 2075, Class PM, 6.25%, 8/15/2028	14		15

Series 2075, Class PH, 6.50%, 8/15/2028	15		16

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5		—	(f)

Series 2125, Class JZ, 6.00%, 2/15/2029	9		10

Series 2169, Class TB, 7.00%, 6/15/2029	44		48

Series 2163, Class PC, IO, 7.50%, 6/15/2029	2		—	(f)

Series 2172, Class QC, 7.00%, 7/15/2029	19		22

Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)

Series 2201, Class C, 8.00%, 11/15/2029	6		7

Series 2210, Class Z, 8.00%, 1/15/2030	22		25

Series 2224, Class CB, 8.00%, 3/15/2030	7		8

Series 2256, Class MC, 7.25%, 9/15/2030	13		15

Series 2259, Class ZM, 7.00%, 10/15/2030	13		15

Series 2271, Class PC, 7.25%, 12/15/2030	11		13

Series 2296, Class PD, 7.00%, 3/15/2031	6		7

Series 2344, Class ZD, 6.50%, 8/15/2031	106		119

Series 2344, Class ZJ, 6.50%, 8/15/2031	16		18

Series 2345, Class NE, 6.50%, 8/15/2031	9		10

Series 2351, Class PZ, 6.50%, 8/15/2031	8		9

Series 2410, Class OE, 6.38%, 2/15/2032	8		9

Series 2410, Class NG, 6.50%, 2/15/2032	8		9

Series 2410, Class QX, IF, IO, 8.46%, 2/15/2032 (e)	6		1

Series 2412, Class SP, IF, 15.72%, 2/15/2032 (e)	20		25

Series 2423, Class MC, 7.00%, 3/15/2032	7		8

Series 2423, Class MT, 7.00%, 3/15/2032	14		16

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2444, Class ES, IF, IO, 7.76%, 3/15/2032 (e)	14	2

Series 2450, Class SW, IF, IO, 7.81%, 3/15/2032 (e)	6	1

Series 2435, Class CJ, 6.50%, 4/15/2032	52	58

Series 2441, Class GF, 6.50%, 4/15/2032	15	17

Series 2455, Class GK, 6.50%, 5/15/2032	21	23

Series 2450, Class GZ, 7.00%, 5/15/2032	23	27

Series 2466, Class DH, 6.50%, 6/15/2032	18	20

Series 2474, Class NR, 6.50%, 7/15/2032	19	21

Series 2484, Class LZ, 6.50%, 7/15/2032	29	32

Series 2500, Class MC, 6.00%, 9/15/2032	26	29

Series 2543, Class YX, 6.00%, 12/15/2032	56	63

Series 2575, Class ME, 6.00%, 2/15/2033	110	123

Series 2586, Class WI, IO, 6.50%, 3/15/2033	8	2

Series 2990, Class SL, HB, IF, 23.79%, 6/15/2034 (e)	7	7

Series 3611, PO, 7/15/2034	13	12

Series 2990, Class UZ, 5.75%, 6/15/2035	361	402

Series 3117, Class EO, PO, 2/15/2036	32	29

Series 3117, Class OK, PO, 2/15/2036	4	3

Series 3122, Class OH, PO, 3/15/2036	25	23

Series 3152, Class MO, PO, 3/15/2036	82	75

Series 3607, Class AO, PO, 4/15/2036	20	17

Series 3137, Class XP, 6.00%, 4/15/2036	46	53

Series 3819, Class ZQ, 6.00%, 4/15/2036	127	145

Series 3149, Class SO, PO, 5/15/2036	5	4

Series 3171, Class MO, PO, 6/15/2036	19	18

Series 3179, Class OA, PO, 7/15/2036	10	9

Series 3202, Class HI, IF, IO, 6.46%, 8/15/2036 (e)	102	18

Series 3232, Class ST, IF, IO, 6.51%, 10/15/2036 (e)	18	3

Series 3417, Class EO, PO, 11/15/2036	178	165

Series 3316, Class JO, PO, 5/15/2037	3	3

Series 3607, Class OP, PO, 7/15/2037	102	90

Series 3481, Class SJ, IF, IO, 5.66%, 8/15/2038 (e)	54	9

Series 3680, Class MA, 4.50%, 7/15/2039	24	25

Series 4096, Class HA, 2.00%, 12/15/2041	121	120

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	228	238

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 4.60%, 7/25/2032 (e)	18	19

Series T-76, Class 2A, 1.55%, 10/25/2037 (e)	72	73

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	17		22

Series T-54, Class 2A, 6.50%, 2/25/2043	171		201

Series T-54, Class 3A, 7.00%, 2/25/2043	54		65

Series T-56, Class A5, 5.23%, 5/25/2043	405		446

Series T-58, Class A, PO, 9/25/2043	11		9

FNMA Trust, Whole Loan

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	17		20

Series 2005-W3, Class 2AF, 0.41%, 3/25/2045 (e)	57		56

FNMA, REMIC

Series 1992-107, Class SB, HB, IF, 29.75%, 6/25/2022 (e)	—	(f)	—	(f)

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)

Series G92-35, Class E, 7.50%, 7/25/2022	—	(f)	—	(f)

Series 1996-59, Class J, 6.50%, 8/25/2022	—	(f)	—	(f)

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	—	(f)

Series G93-5, Class Z, 6.50%, 2/25/2023	—	(f)	—	(f)

Series 1993-37, Class PX, 7.00%, 3/25/2023	5		5

Series 1993-25, Class J, 7.50%, 3/25/2023	1		1

Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)

Series 1998-43, Class EA, PO, 4/25/2023	7		7

Series 1993-54, Class Z, 7.00%, 4/25/2023	2		2

Series 1993-62, Class SA, HB, IF, 20.01%, 4/25/2023 (e)	—	(f)	—	(f)

Series 1993-122, Class M, 6.50%, 7/25/2023	1		1

Series 1996-14, Class SE, IF, IO, 8.93%, 8/25/2023 (e)	5		—	(f)

Series 1993-178, Class PK, 6.50%, 9/25/2023	1		1

Series 1993-165, Class SD, IF, 14.38%, 9/25/2023 (e)	—	(f)	—	(f)

Series 1993-183, Class KA, 6.50%, 10/25/2023	17		17

Series 1993-189, Class PL, 6.50%, 10/25/2023	6		7

Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)

Series 1993-247, Class SA, HB, IF, 30.02%, 12/25/2023 (e)	2		2

Series G95-1, Class C, 8.80%, 1/25/2025	2		2

Series 2005-121, Class DX, 5.50%, 1/25/2026	67		70

Series 1997-20, IO, 1.84%, 3/25/2027 (e)	1		—	(f)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	2		—	(f)

Series 1997-27, Class J, 7.50%, 4/18/2027	5		5

Series 1997-29, Class J, 7.50%, 4/20/2027	5		6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1997-39, Class PD, 7.50%, 5/20/2027	10	10

Series 2012-47, Class HF, 0.59%, 5/25/2027 (e)	39	39

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—	(f)

Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2

Series 2000-2, Class ZE, 7.50%, 2/25/2030	22	25

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	17	2

Series 2001-36, Class DE, 7.00%, 8/25/2031	20	23

Series 2001-49, Class Z, 6.50%, 9/25/2031	4	5

Series 2001-44, Class PD, 7.00%, 9/25/2031	4	4

Series 2003-52, Class SX, HB, IF, 22.39%, 10/25/2031 (e)	5	7

Series 2004-74, Class SW, IF, 15.23%, 11/25/2031 (e)	15	18

Series 2001-81, Class LO, PO, 1/25/2032	3	2

Series 2002-1, Class SA, HB, IF, 24.58%, 2/25/2032 (e)	2	3

Series 2002-21, Class PE, 6.50%, 4/25/2032	11	13

Series 2002-28, Class PK, 6.50%, 5/25/2032	11	13

Series 2002-37, Class Z, 6.50%, 6/25/2032	15	17

Series 2004-61, Class SH, HB, IF, 23.24%, 11/25/2032 (e)	17	24

Series 2003-22, Class UD, 4.00%, 4/25/2033	53	56

Series 2003-34, Class GE, 6.00%, 5/25/2033	120	134

Series 2003-39, IO, 6.00%, 5/25/2033 (e)	3	—	(f)

Series 2003-47, Class PE, 5.75%, 6/25/2033	54	59

Series 2003-64, Class SX, IF, 13.48%, 7/25/2033 (e)	6	7

Series 2003-71, Class DS, IF, 7.32%, 8/25/2033 (e)	55	57

Series 2005-56, Class TP, IF, 17.59%, 8/25/2033 (e)	21	23

Series 2003-91, Class SD, IF, 12.19%, 9/25/2033 (e)	5	5

Series 2003-116, Class SB, IF, IO, 7.41%, 11/25/2033 (e)	43	7

Series 2006-44, Class P, PO, 12/25/2033	16	15

Series 2003-130, Class SX, IF, 11.24%, 1/25/2034 (e)	1	1

Series 2004-25, Class SA, IF, 19.01%, 4/25/2034 (e)	18	24

Series 2004-46, Class SK, IF, 15.99%, 5/25/2034 (e)	13	15

Series 2004-36, Class SA, IF, 19.01%, 5/25/2034 (e)	29	39

Series 2004-50, Class VZ, 5.50%, 7/25/2034	179	197

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-74, Class CS, IF, 19.51%, 5/25/2035 (e)	13	15

Series 2005-45, Class DC, HB, IF, 23.62%, 6/25/2035 (e)	27	36

Series 2005-56, Class S, IF, IO, 6.52%, 7/25/2035 (e)	17	3

Series 2005-68, Class PG, 5.50%, 8/25/2035	103	113

Series 2005-73, Class PS, IF, 16.23%, 8/25/2035 (e)	49	60

Series 2005-106, Class US, HB, IF, 23.88%, 11/25/2035 (e)	31	40

Series 2006-27, Class OH, PO, 4/25/2036	24	22

Series 2006-65, Class QO, PO, 7/25/2036	15	14

Series 2006-56, Class FC, 0.48%, 7/25/2036 (e)	98	98

Series 2006-72, Class GO, PO, 8/25/2036	22	21

Series 2006-79, Class DO, PO, 8/25/2036	17	16

Series 2006-77, Class PC, 6.50%, 8/25/2036	29	32

Series 2006-110, PO, 11/25/2036	26	23

Series 2006-124, Class HB, 2.00%, 11/25/2036 (e)	48	49

Series 2007-14, Class ES, IF, IO, 6.25%, 3/25/2037 (e)	20	3

Series 2007-81, Class GE, 6.00%, 8/25/2037	49	54

Series 2007-79, Class SB, HB, IF, 23.33%, 8/25/2037 (e)	20	29

Series 2007-88, Class VI, IF, IO, 6.35%, 9/25/2037 (e)	54	10

Series 2007-91, Class ES, IF, IO, 6.27%, 10/25/2037 (e)	143	27

Series 2007-116, Class HI, IO, 1.25%, 1/25/2038 (e)	27	1

Series 2008-16, Class IS, IF, IO, 6.01%, 3/25/2038 (e)	7	1

Series 2008-10, Class XI, IF, IO, 6.04%, 3/25/2038 (e)	12	2

Series 2008-28, Class QS, HB, IF, 20.14%, 4/25/2038 (e)	18	22

Series 2008-46, Class HI, IO, 1.66%, 6/25/2038 (e)	17	1

Series 2013-25, Class DC, 2.50%, 6/25/2039	179	182

Series 2009-69, PO, 9/25/2039	27	24

Series 2009-103, Class MB, 2.00%, 12/25/2039 (e)	28	29

Series 2010-71, Class HJ, 5.50%, 7/25/2040	64	71

Series 2011-118, Class MT, 7.00%, 11/25/2041	78	91

Series 2011-118, Class NT, 7.00%, 11/25/2041	73	85

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-101, Class DO, PO, 10/25/2043	147		132

Series 2013-128, PO, 12/25/2043	119		106

Series 2019-65, Class PA, 2.50%, 5/25/2048	204		206

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.06%, 7/25/2037 (e)	5		7

Series 2003-W4, Class 2A, 5.42%, 10/25/2042 (e)	11		12

Series 2003-W1, Class 1A1, 4.97%, 12/25/2042 (e)	57		59

FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.25%, 10/25/2037 (e)	17		20

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)

Series 300, Class 1, PO, 9/25/2024	5		5

Series 329, Class 1, PO, 1/25/2033	3		2

GNMA

Series 2003-24, PO, 3/16/2033	4		4

Series 2003-40, Class TJ, 6.50%, 3/20/2033	101		105

Series 2003-52, Class AP, PO, 6/16/2033	28		27

Series 2004-28, Class S, IF, 19.32%, 4/16/2034 (e)	7		10

Series 2004-71, Class SB, HB, IF, 28.67%, 9/20/2034 (e)	13		17

Series 2004-90, Class SI, IF, IO, 5.94%, 10/20/2034 (e)	78		9

Series 2005-68, Class DP, IF, 16.13%, 6/17/2035 (e)	14		16

Series 2005-68, Class KI, IF, IO, 6.14%, 9/20/2035 (e)	135		22

Series 2006-38, Class ZK, 6.50%, 8/20/2036	234		251

Series 2006-59, Class SD, IF, IO, 6.54%, 10/20/2036 (e)	15		2

Series 2007-17, Class JI, IF, IO, 6.68%, 4/16/2037 (e)	60		11

Series 2007-27, Class SA, IF, IO, 6.04%, 5/20/2037 (e)	75		7

Series 2007-45, Class QA, IF, IO, 6.48%, 7/20/2037 (e)	63		7

Series 2007-40, Class SB, IF, IO, 6.59%, 7/20/2037 (e)	101		14

Series 2007-53, Class ES, IF, IO, 6.39%, 9/20/2037 (e)	17		2

Series 2007-53, Class SW, IF, 19.72%, 9/20/2037 (e)	12		15

Series 2009-79, Class OK, PO, 11/16/2037	49		45

Series 2007-76, Class SA, IF, IO, 6.37%, 11/20/2037 (e)	33		3

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2007-72, Class US, IF, IO, 6.39%, 11/20/2037 (e)	32		3

Series 2009-106, Class ST, IF, IO, 5.84%, 2/20/2038 (e)	106		13

Series 2008-33, Class XS, IF, IO, 7.57%, 4/16/2038 (e)	25		3

Series 2008-40, Class SA, IF, IO, 6.27%, 5/16/2038 (e)	65		10

Series 2008-50, Class KB, 6.00%, 6/20/2038	80		87

Series 2008-55, Class SA, IF, IO, 6.04%, 6/20/2038 (e)	39		4

Series 2008-93, Class AS, IF, IO, 5.54%, 12/20/2038 (e)	45		4

Series 2009-6, Class SA, IF, IO, 5.97%, 2/16/2039 (e)	11		1

Series 2009-31, Class TS, IF, IO, 6.14%, 3/20/2039 (e)	33		2

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	19		4

Series 2009-22, Class SA, IF, IO, 6.11%, 4/20/2039 (e)	52		6

Series 2009-92, Class ZC, 5.00%, 10/20/2039	278		299

Series 2011-137, Class WA, 5.59%, 7/20/2040 (e)	130		145

Series 2010-105, Class B, 5.00%, 8/20/2040	356		385

Series 2010-130, Class CP, 7.00%, 10/16/2040	33		38

Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	310		329

Series 2012-H24, Class FA, 0.55%, 3/20/2060 (e)	4		4

Series 2013-H03, Class FA, 0.40%, 8/20/2060 (e)	—	(f)	—	(f)

Series 2012-H21, Class DF, 0.75%, 5/20/2061 (e)	2		2

Series 2012-H26, Class MA, 0.65%, 7/20/2062 (e)	1		1

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (e)	224		225

Series 2014-H15, Class FA, 0.60%, 7/20/2064 (e)	488		489

Series 2014-H17, Class FC, 0.60%, 7/20/2064 (e)	387		388

Series 2015-H15, Class FJ, 0.54%, 6/20/2065 (e)	464		465

Series 2015-H18, Class FA, 0.55%, 6/20/2065 (e)	282		282

Series 2015-H20, Class FA, 0.57%, 8/20/2065 (e)	417		418

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2015-H26, Class FG, 0.62%, 10/20/2065 (e)	481		481

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	22		37

Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	—	(f)	—	(f)

JPMorgan Mortgage Trust

Series 2003-A1, Class 1A1, 1.85%, 10/25/2033 (e)	103		104

Series 2006-A2, Class 5A3, 2.27%, 11/25/2033 (e)	22		22

Series 2006-A2, Class 4A1, 2.22%, 8/25/2034 (e)	7		8

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (e)	23		23

Series 2004-3, Class 4A2, 2.23%, 4/25/2034 (e)	7		7

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	—	(f)	—	(f)

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	33		33

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	56		57

Series 2004-7, Class 30, PO, 8/25/2034 ‡	6		5

Series 2005-6, Class 3A1, 5.50%, 12/25/2035	7		7

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	4		4

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.81%, 10/25/2028 (e)	51		51

Series 2004-A, Class A1, 0.65%, 4/25/2029 (e)	16		15

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	24		23

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	2		2

Series 2003-A1, Class A2, 6.00%, 5/25/2033	7		7

RALI Trust Series 2002-QS16, Class A3, IF, 16.23%, 10/25/2017 (e)	—	(f)	—	(f)

Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	31		20

Seasoned Credit Risk Transfer Trust

Series 2018-1, Class M60C, 3.50%, 5/25/2057	203		209

Series 2017-4, Class M60C, 3.50%, 6/25/2057	281		290

Series 2018-2, Class M55D, 4.00%, 11/25/2057	202		212

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	377		395

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	64		67

Series 2019-4, Class M55D, 4.00%, 2/25/2059	223		234

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	272		279

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	17		17

Series 1994-1, Class 1, 4.92%, 2/15/2024 (e)	21		21

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	68		73

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	21		23

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	93		102

Series 1998-1, Class 2E, 7.00%, 3/15/2028	24		26

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 2.58%, 6/25/2033 (e)	23		24

Series 2004-AR3, Class A2, 2.60%, 6/25/2034 (e)	11		11

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	67		68

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

Total Collateralized Mortgage Obligations (Cost $13,358)			13,815

Mortgage-Backed Securities — 9.9%

FHLMC

Pool # 785618, ARM, 2.13%, 7/1/2026 (e)	5		5

Pool # 611141, ARM, 2.23%, 1/1/2027 (e)	5		5

Pool # 1G2557, ARM, 2.22%, 6/1/2036 (e)	30		32

Pool # 1A1085, ARM, 1.93%, 8/1/2036 (e)	42		44

Pool # 1Q0105, ARM, 2.00%, 9/1/2036 (e)	12		12

Pool # 1B7242, ARM, 2.18%, 9/1/2036 (e)	32		34

Pool # 1Q0737, ARM, 2.01%, 11/1/2036 (e)	16		16

Pool # 1N1511, ARM, 1.79%, 1/1/2037 (e)	14		14

Pool # 1Q0739, ARM, 2.13%, 3/1/2037 (e)	16		17

Pool # 1Q0722, ARM, 2.35%, 4/1/2038 (e)	17		18

FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	4		4

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	—	(f)	—	(f)

Pool # C00376, 8.00%, 11/1/2024	—	(f)	—	(f)

Pool # C00414, 7.50%, 8/1/2025	1		1

Pool # C00452, 7.00%, 4/1/2026	1		1

Pool # G00981, 8.50%, 7/1/2028	3		3

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # A17537, 6.00%, 1/1/2034	18		21

Pool # G02682, 7.00%, 2/1/2037	14		15

Pool # Q58054, 4.50%, 11/1/2046	162		177

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	2		2

Pool # U80336, 3.50%, 5/1/2033	279		289

Pool # U90690, 3.50%, 6/1/2042	107		113

Pool # U90975, 4.00%, 6/1/2042	94		101

Pool # U91427, 3.50%, 5/1/2043	325		340

FNMA

Pool # 54844, ARM, 2.18%, 9/1/2027 (e)	2		2

Pool # 303532, ARM, 3.85%, 3/1/2029 (e)	1		1

Pool # BS5117, 2.58% 3/1/2032 (g)	200		203

Pool # 745446, ARM, 2.42%, 4/1/2033 (e)	19		19

Pool # 746299, ARM, 2.06%, 9/1/2033 (e)	31		33

Pool # 743546, ARM, 1.74%, 11/1/2033 (e)	34		35

Pool # 735332, ARM, 2.27%, 8/1/2034 (e)	28		28

Pool # 790964, ARM, 1.90%, 9/1/2034 (e)	14		14

Pool # 896463, ARM, 2.42%, 10/1/2034 (e)	34		35

Pool # 810896, ARM, 1.69%, 1/1/2035 (e)	20		20

Pool # 816361, ARM, 1.69%, 1/1/2035 (e)	71		70

Pool # 816594, ARM, 1.86%, 2/1/2035 (e)	11		12

Pool # 816597, ARM, 2.05%, 2/1/2035 (e)	11		11

Pool # 745862, ARM, 2.35%, 4/1/2035 (e)	20		20

Pool # 843026, ARM, 1.83%, 9/1/2035 (e)	34		35

Pool # 832801, ARM, 1.90%, 9/1/2035 (e)	31		31

Pool # 920340, ARM, 2.63%, 2/1/2036 (e)	21		21

Pool # 886558, ARM, 2.02%, 8/1/2036 (e)	8		9

Pool # 893424, ARM, 1.83%, 9/1/2036 (e)	24		25

Pool # 913984, ARM, 1.77%, 2/1/2037 (e)	12		12

Pool # 915645, ARM, 2.27%, 2/1/2037 (e)	21		22

Pool # 887094, ARM, 2.19%, 7/1/2046 (e)	38		40

FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	3		3

FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	—	(f)	—	(f)

FNMA UMBS, 30 Year

Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)

Pool # 250103, 8.50%, 7/1/2024	1		1

Pool # 303031, 7.50%, 10/1/2024	—	(f)	—	(f)

Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)

Pool # 695533, 8.00%, 6/1/2027	5		5

Pool # 313687, 7.00%, 9/1/2027	1		1

Pool # 755973, 8.00%, 11/1/2028	6		6

Pool # 598559, 6.50%, 8/1/2031	10		12

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 995409, 8.00%, 11/1/2032	75		84

Pool # 675555, 6.00%, 12/1/2032	12		14

Pool # 674349, 6.00%, 3/1/2033	8		9

Pool # 702901, 6.00%, 5/1/2033	27		30

Pool # 721535, 5.00%, 7/1/2033	39		44

Pool # 723852, 5.00%, 7/1/2033	13		14

Pool # 729296, 5.00%, 7/1/2033	29		33

Pool # 713700, 4.50%, 8/1/2033	13		14

Pool # 737825, 6.00%, 9/1/2033	7		8

Pool # 725027, 5.00%, 11/1/2033	26		29

Pool # 725017, 5.50%, 12/1/2033	28		31

Pool # AA0922, 6.00%, 9/1/2036	35		40

Pool # 986648, 6.00%, 9/1/2037	18		20

Pool # AD9151, 5.00%, 8/1/2040	71		79

Pool # BM3375, 4.00%, 1/1/2048	157		167

Pool # BK8753, 4.50%, 6/1/2049	145		153

Pool # BP6363, 3.00%, 4/1/2050	339		343

Pool # CB2637, 2.50%, 1/1/2052	80		79

FNMA, 30 Year

Pool # 252409, 6.50%, 3/1/2029	6		6

Pool # 752786, 6.00%, 9/1/2033	7		8

FNMA, Other

Pool # AM8317, 2.96%, 3/1/2025	176		182

Pool # AN2309, 2.21%, 7/1/2026	447		451

Pool # AM6381, 3.29%, 8/1/2026	974		1,020

Pool # AM7515, 3.34%, 2/1/2027	500		527

Pool # BL1040, 3.81%, 12/1/2028	150		164

Pool # BL0907, 3.88%, 12/1/2028	300		330

Pool # AM6892, 3.76%, 9/1/2029	221		242

Pool # BM4162, 3.20%, 10/1/2029 (e)	279		296

Pool # BL4333, 2.52%, 11/1/2029	391		400

Pool # 888408, 6.00%, 3/1/2037	9		9

Pool # 257172, 5.50%, 4/1/2038	5		6

Pool # MA1125, 4.00%, 7/1/2042	147		157

GNMA I, 30 Year

Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)

Pool # 363030, 7.00%, 9/15/2023	3		3

Pool # 352022, 7.00%, 11/15/2023	—	(f)	—	(f)

Pool # 366706, 6.50%, 1/15/2024	3		3

Pool # 371281, 7.00%, 2/15/2024	1		1

Pool # 782507, 9.50%, 10/15/2024	—	(f)	—	(f)

Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)

Pool # 442119, 7.50%, 11/15/2026	1		1

Pool # 411829, 7.50%, 7/15/2027	2		2

Pool # 468149, 8.00%, 8/15/2028	1		1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 468236, 6.50%, 9/15/2028	28		31

Pool # 486537, 7.50%, 9/15/2028	2		2

Pool # 466406, 6.00%, 11/15/2028	10		11

Pool # 607645, 6.50%, 2/15/2033	8		8

Pool # 781614, 7.00%, 6/15/2033	12		14

Pool # 782615, 7.00%, 6/15/2035	28		32

Pool # 782025, 6.50%, 12/15/2035	38		43

Pool # 681638, 6.00%, 12/15/2038	64		69

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)

Pool # 1989, 8.50%, 4/20/2025	1		1

Pool # 2006, 8.50%, 5/20/2025	1		1

Pool # 2141, 8.00%, 12/20/2025	—	(f)	—	(f)

Pool # 2234, 8.00%, 6/20/2026	1		1

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	1		1

Pool # 2324, 8.00%, 11/20/2026	—	(f)	—	(f)

Pool # 2499, 8.00%, 10/20/2027	1		1

Pool # 2512, 8.00%, 11/20/2027	1		1

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	—	(f)	1

Pool # 2562, 6.00%, 3/20/2028	7		8

Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)

Pool # 2646, 7.50%, 9/20/2028	2		2

Pool # 4245, 6.00%, 9/20/2038	40		45

Pool # BA7567, 4.50%, 5/20/2048	85		89

Pool # BI0416, 4.50%, 11/20/2048	117		124

Pool # BM9692, 4.50%, 7/20/2049	79		83

Pool # BQ3224, 4.50%, 9/20/2049	402		430

Pool # MA7534, 2.50%, 8/20/2051	125		125

Pool # MA7649, 2.50%, 10/20/2051	39		39

GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	301		315

Total Mortgage-Backed Securities (Cost $8,220)			8,469

Asset-Backed Securities — 9.6%

Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	82		81

Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	10		10

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	63		63

Series 2021-1, Class B, 3.95%, 7/11/2030	75		71

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Credit Acceptance Receivables Trust

Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	6	6

Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	113	113

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135	135

AmeriCredit Automobile Receivables Trust

Series 2019-2, Class A3, 2.28%, 1/18/2024	20	20

Series 2020-1, Class A3, 1.11%, 8/19/2024	33	33

Series 2020-2, Class A3, 0.66%, 12/18/2024	21	21

Series 2021-1, Class A3, 0.37%, 8/18/2025	86	85

Series 2020-3, Class B, 0.76%, 12/18/2025	75	74

Series 2021-2, Class B, 0.69%, 1/19/2027	55	54

AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	96

Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	116	115

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	100	100

BA Credit Card Trust

Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	231

Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	86

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	52	53

CarMax Auto Owner Trust

Series 2018-3, Class A3, 3.13%, 6/15/2023	5	5

Series 2019-1, Class A3, 3.05%, 3/15/2024	52	53

Series 2020-1, Class A3, 1.89%, 12/16/2024	70	70

Series 2020-3, Class A3, 0.62%, 3/17/2025	78	78

Series 2021-1, Class A3, 0.34%, 12/15/2025	41	40

Carvana Auto Receivables Trust

Series 2021-P3, Class A3, 0.70%, 11/10/2026	90	88

Series 2021-P4, Class A4, 1.64%, 12/10/2027	150	147

CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	60	59

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	74	74

CPS Auto Receivables Trust Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	100	99

Credit Acceptance Auto Loan Trust

Series 2019-3A, Class A, 2.38%, 11/15/2028 (b)	167	168

Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	250	250

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	250	245

Drive Auto Receivables Trust

Series 2021-1, Class A3, 0.44%, 11/15/2024	44	44

Series 2020-2, Class B, 1.42%, 3/17/2025	15	15

Series 2021-3, Class B, 1.11%, 5/15/2026	28	28

DT Auto Owner Trust

Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	65	65

Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	20	20

Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	200	200

Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	95	92

Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	57	55

Exeter Automobile Receivables Trust

Series 2022-1A, Class A2, 1.15%, 6/17/2024	135	135

Series 2020-3A, Class B, 0.79%, 9/16/2024	24	24

Series 2021-1A, Class B, 0.50%, 2/18/2025	78	78

Series 2021-2A, Class B, 0.57%, 9/15/2025	55	55

Series 2021-4A, Class B, 1.05%, 5/15/2026	74	73

First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	17	17

Flagship Credit Auto Trust

Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	89	89

Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	105	106

Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	110	109

Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	180	178

Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	115	113

Ford Credit Auto Lease Trust

Series 2020-A, Class A3, 1.85%, 3/15/2023	3	3

Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47

Series 2021-A, Class A3, 0.26%, 2/15/2024	72	72

FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	156	148

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	12	10

GLS Auto Receivables Issuer Trust

Series 2020-4A, Class A, 0.52%, 2/15/2024 (b)	6	6

Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	135	135

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	66	64

GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	32	32

GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.35%, 10/16/2025	34	34

GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	78	77

Gold Key Resorts LLC

Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	8	8

Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	101	102

Hyundai Auto Lease Securitization Trust Series 2020-B, Class A3, 0.51%, 9/15/2023 (b)	135	135

Mercedes-Benz Auto Lease Trust

Series 2019-B, Class A3, 2.00%, 10/17/2022	3	3

Series 2020-A, Class A3, 1.84%, 12/15/2022	16	16

Series 2021-A, Class A3, 0.25%, 1/16/2024	59	59

MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	105	101

Progress Residential Trust Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	100	92

Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	35	35

Santander Drive Auto Receivables Trust

Series 2022-1, Class A2, 1.36%, 12/16/2024	175	174

Series 2020-3, Class B, 0.69%, 3/17/2025	62	62

Series 2021-1, Class B, 0.50%, 4/15/2025	146	146

Series 2021-3, Class B, 0.60%, 12/15/2025	102	101

Series 2020-4, Class C, 1.01%, 1/15/2026	50	50

Series 2021-2, Class C, 0.90%, 6/15/2026	74	73

Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	34	34

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (h)	22	22

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	36	36

Tesla Auto Lease Trust

Series 2019-A, Class A3, 2.16%, 10/20/2022 (b)	107	107

Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	51	50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A3, 1.66%, 5/15/2024	130	131

Series 2021-A, Class A3, 0.26%, 5/15/2025	131	129

Series 2020-C, Class A4, 0.57%, 10/15/2025	56	55

United Airlines Pass-Through Trust

Series 2016-2, Class AA, 2.88%, 10/7/2028	95	94

Series 2018-1, Class A, 3.70%, 3/1/2030	104	103

United Auto Credit Securitization Trust

Series 2021-1, Class A, 0.34%, 7/10/2023 (b)	8	8

Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	70	69

US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	80	80

VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (h)	64	62

VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (h)	79	78

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (h)	74	73

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (h)	102	100

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (h)	75	74

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (h)	107	105

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (h)	116	113

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (b)	15	15

Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	90	90

Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	72	71

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	110	110

Series 2021-A, Class A3, 0.30%, 1/15/2026	123	122

World Omni Automobile Lease Securitization Trust

Series 2021-A, Class A3, 0.42%, 8/15/2024	67	66

Series 2020-B, Class A4, 0.52%, 2/17/2026	60	59

World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	60	60

Total Asset-Backed Securities (Cost $8,301)		8,220

Commercial Mortgage-Backed Securities — 8.1%

20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (b) (e)	145	145

Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	292

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KSMC, Class A2, 2.62%, 1/25/2023	500	506

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500	515

Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	213	214

Series K737, Class AM, 2.10%, 10/25/2026	305	304

Series K069, Class A2, 3.19%, 9/25/2027 (e)	480	505

Series K081, Class A1, 3.88%, 2/25/2028	100	106

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297	329

Series K088, Class A2, 3.69%, 1/25/2029	480	522

FNMA ACES

Series 2015-M17, Class FA, 1.03%, 11/25/2022 (e)	61	61

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	291	297

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	429	439

Series 2015-M7, Class A2, 2.59%, 12/25/2024	571	578

Series 2018-M2, Class A2, 2.90%, 1/25/2028 (e)	500	517

Series 2020-M50, Class A1, 0.67%, 10/25/2030	352	335

Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	156

Series 2020-M50, Class X1, IO, 1.91%, 10/25/2030 (e)	2,673	263

Series 2021-M11, Class A2, 1.46%, 3/25/2031 (e)	117	109

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	17	16

Series 2021-M3, Class X1, IO, 1.98%, 11/25/2033 (e)	107	13

Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	147	141

MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	200	198

SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	155	150

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	116	116

UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	88	88

Total Commercial Mortgage-Backed Securities (Cost $6,814)		6,915

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.2%

United Mexican States (Mexico) 2.66%, 5/24/2031 (Cost $199)	200	183

U.S. Government Agency Securities — 0.1%

Resolution Funding Corp. STRIPS DN, 3.29%, 1/15/2026 (d) (Cost $54)	60	56

	SHARES (000)
Short-Term Investments — 1.6%

Investment Companies — 1.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (i) (j) (Cost $1,357)	1,357	1,357

Total Investments — 100.1% (Cost $85,391)		85,760
Liabilities in Excess of Other Assets — (0.1)%		(98)

NET ASSETS — 100.0%		85,662

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2022.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of February 28, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2022.
(d)	The rate shown is the effective yield as of February 28, 2022.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2022 (continued)

prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2022.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2022.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2022.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2022

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,048,834	$84,403
Investments in affiliates, at value	80,987	1,357
Restricted cash for delayed delivery securities	550	—
Cash	3,556	7
Receivables:
Investment securities sold	2,654	5
Investment securities sold — delayed delivery securities	8,515	159
Interest from non-affiliates	9,215	332
Dividends from affiliates	4	—	(a)
Due from adviser	—	3

Total Assets	2,154,315	86,266

LIABILITIES:
Payables:
Investment securities purchased	3,567	200
Investment securities purchased — delayed delivery securities	76,545	363
Accrued liabilities:
Investment advisory fees	179	—
Custodian and accounting fees	21	8
Other	51	33

Total Liabilities	80,363	604

Net Assets	$2,073,952	$85,662

NET ASSETS:
Paid-in-Capital	$2,084,554	$85,522
Total distributable earnings (loss)	(10,602)	140

Total Net Assets	$2,073,952	$85,662

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	207,749	9,044
Net asset value, offering and redemption price per share (b)	$9.98	$9.47

Cost of investments in non-affiliates	$2,058,701	$84,034
Cost of investments in affiliates	80,982	1,357

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2022

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$55,263	$2,335
Dividend income from affiliates	61	1

Total investment income	55,324	2,336

EXPENSES:
Investment advisory fees	5,944	259
Administration fees	2,123	93
Custodian and accounting fees	167	71
Interest expense to affiliates	— (a)	—
Professional fees	116	64
Trustees’ and Chief Compliance Officer’s fees	31	25
Printing and mailing costs	23	1
Transfer agency fees	14	1
Other	120	11

Total expenses	8,538	525

Less fees waived	(5,482)	(355)
Less expense reimbursements	—	(33)

Net expenses	3,056	137

Net investment income (loss)	52,268	2,199

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	6,279	299
Investments in affiliates	(18)	— (a)

Net realized gain (loss)	6,261	299

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(99,786)	(4,311)
Investments in affiliates	(5)	— (a)

Change in net unrealized appreciation/depreciation	(99,791)	(4,311)

Net realized/unrealized gains (losses)	(93,530)	(4,012)

Change in net assets resulting from operations	$(41,262)	$(1,813)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Year Ended February 28, 2022	Year Ended February 28, 2021	Year Ended February 28, 2022	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$52,268	$58,263	$2,199	$3,307
Net realized gain (loss)	6,261	48,621	299	2,760
Change in net unrealized appreciation/depreciation	(99,791)	(62,702)	(4,311)	(2,546)

Change in net assets resulting from operations	(41,262)	44,182	(1,813)	3,521

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(67,247)	(108,836)	(3,003)	(4,940)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	372,391	784,534	3,085	5,450
Distributions reinvested	62,290	103,812	2,025	3,651
Cost of shares redeemed	(472,906)	(662,720)	(19,782)	(42,534)

Change in net assets resulting from capital transactions	(38,225)	225,626	(14,672)	(33,433)

NET ASSETS:
Change in net assets	(146,734)	160,972	(19,488)	(34,852)
Beginning of period	2,220,686	2,059,714	105,150	140,002

End of period	$2,073,952	$2,220,686	$85,662	$105,150

SHARE TRANSACTIONS:
Issued	35,822	72,882	311	535
Reinvested	6,006	9,653	207	358
Redeemed	(45,563)	(61,771)	(1,987)	(4,135)

Change in Shares	(3,735)	20,764	(1,469)	(3,242)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 28, 2022	$10.50	$0.26	$(0.45)	$(0.19)	$(0.26)	$(0.07)	$(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(0.18)	0.17	(0.35)	(0.12)	(0.47)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.98	(1.92)%	$2,073,952	0.14%	2.46%	0.40%	66%
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Year Ended February 28, 2022	$10.00	$0.23	$(0.43)		$(0.20)	$(0.24)	$(0.09)	$(0.33)
Year Ended February 28, 2021	10.18	0.27	(0.02	)(d)	0.25	(0.27)	(0.16)	(0.43)
Year Ended February 29, 2020	9.65	0.31	0.53		0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02		0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(0.20)		0.10	(0.30)	(0.04)	(0.34)

(a)	Calculated based upon average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)

Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.47	(2.10)%	$85,662	0.15%	2.38%	0.57%	36%
10.00	2.42	105,150	0.15	2.63	0.52	40
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022

(Dollar values in thousands)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at February 28, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$169,238	$59,313	$228,551
Collateralized Mortgage Obligations	—	219,070	14,123	233,193
Commercial Mortgage-Backed Securities	—	79,135	1,684	80,819
Corporate Bonds	—	563,008	—	563,008
Foreign Government Securities	—	9,507	—	9,507
Loan Assignments	—	3,514	—	3,514
Mortgage-Backed Securities	—	337,515	—	337,515
Municipal Bonds	—	11,842	—	11,842
U.S. Government Agency Securities	—	15,276	—	15,276
U.S. Treasury Obligations	—	565,609	—	565,609
Short-Term Investments
Investment Companies	80,987	—	—	80,987

Total Investments in Securities	$80,987	$1,973,714	$75,120	$2,129,821

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$8,096	$124	$8,220
Collateralized Mortgage Obligations	—	13,319	496	13,815
Commercial Mortgage-Backed Securities	—	6,915	—	6,915
Corporate Bonds	—	25,082	—	25,082
Foreign Government Securities	—	183	—	183
Mortgage-Backed Securities	—	8,469	—	8,469
U.S. Government Agency Securities	—	56	—	56
U.S. Treasury Obligations	—	21,663	—	21,663
Short-Term Investments
Investment Companies	1,357	—	—	1,357

Total Investments in Securities	$1,357	$83,783	$620	$85,760

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Bond Trust	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$58,045	$—		$(2,462)	$(106)	$20,387	$(12,984)	$—	$(3,567)	$59,313
Collateralized Mortgage Obligations	32,493	—	(a)	(1,295)	(845)	5,620	(21,850)	—	—	14,123
Commercial Mortgage-Backed Securities	4,574	—		(77)	(115)	4	— (a)	—	(2,702)	1,684

Total	$95,112	$—	(a)	$(3,834)	$(1,066)	$26,011	$(34,834)	$—	$(6,269)	$75,120

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(3,629). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

There were no significant transfers into or out of level 3 for the year ended February 28, 2022.

Intermediate Bond Trust	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022
Investments in Securities:
Asset-Backed Securities	$894	$—	$(14)	$—	(a)	$100	$(856)	$—	$—	$124
Collateralized Mortgage Obligations	654	—	(29)	—	(a)	1	(130)	—	—	496

Total	$1,548	$—	$(43)	$—	(a)	$101	$(986)	$—	$—	$620

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(38). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$48,555	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (5.98%)
			Constant Default Rate	0.00% - 4.92% (0.07%)
			Yield (Discount Rate of Cash Flows)	1.26% - 5.73% (3.64%)

Asset-Backed Securities	48,555

	7,632	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (69.62%)
			Constant Default Rate	0.00% - 6.69% (0.89%)
			Yield (Discount Rate of Cash Flows)	1.91% - 19.30% (6.12%)

Collateralized Mortgage Obligations	7,632

	1,684	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.46%)
			Yield (Discount Rate of Cash Flows)	-0.87% - 6.53% (4.90%)

Commercial Mortgage-Backed Securities	1,684

Total	$57,871

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2022, the value of these investments was $17,249. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at February 28, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$124	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (1.19%)
			Constant Default Rate	0.00% - 4.92% (0.66%)
			Yield (Discount Rate of Cash Flows)	2.72% - 4.28% (3.98%)

Asset-Backed Securities	124

	492	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (94.38%)
			Constant Default Rate	0.00% - 2.85% (0.14%)
			Yield (Discount Rate of Cash Flows)	2.70% - 9.44% (2.94%)

Collateralized Mortgage Obligations	492

Total	$616

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2022, the value of these investments was $4. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of February 28, 2022, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — Core Bond Trust invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a Fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A Fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.

Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2022, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2022 are detailed on the SOIs.

The Funds’ delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2022 are as follows:

Fund		Counterparty	Collateral amount
Core Bond Trust	Collateral Posted	Goldman Sachs & Co. LLC	$550

E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not have any securities out on loan at February 28, 2022.

F. Investment Transactions with Affiliates — The Funds invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Core Bond Trust

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$108,295	$720,581	$747,866	$(18)	$(5)	$80,987	80,963	$61	$—

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

Intermediate Bond Trust

For the year ended February 28, 2022
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at February 28, 2022	Shares at February 28, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$3,631	$20,406	$22,680	$—	(c)	$—	(c)	$1,357	1,357	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2022.
(c)	Amount rounds to less than one thousand.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

Core Bond Trust invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

H. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

I. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2022, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

The following amounts were reclassified within the capital accounts:

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Trust	$—	$(12)	$12
Intermediate Bond Trust	—	1	(1)

The reclassifications for the Funds relate primarily to callable bond adjustments and investments in perpetual bonds.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2022 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the year ended February 28, 2022, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$3,225	$2,123	$5,348	$—
Intermediate Bond Trust	259	93	352	33

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2022 were as follows:

Core Bond Trust	$134
Intermediate Bond Trust	3

Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through February 28, 2022 the amount of these waivers were as follows:

Core Bond Trust	$—	(a)
Intermediate Bond Trust	—	(a)

(a)	Amount rounds to less than one thousand.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2022, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2022, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$1,047,195	$1,135,105	$321,149	$315,451
Intermediate Bond Trust	13,820	25,845	18,626	19,526

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2022 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,140,864	$40,759	$51,802	$(11,043)
Intermediate Bond Trust	85,465	1,556	1,261	295

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to callable bond adjustments.

The tax character of distributions paid during the year ended February 28, 2022 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$52,729	$14,518	$67,247
Intermediate Bond Trust	2,208	795	3,003

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

The tax character of distributions paid during the year ended February 28, 2021 was as follows:

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$64,267	$44,569	$108,836
Intermediate Bond Trust	3,308	1,632	4,940

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

As of February 28, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Current Distributable Ordinary Income	Unrealized Appreciation (Depreciation)
Core Bond Trust	$519	$(11,043)
Intermediate Bond Trust	14	295

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2022 (continued)

(Dollar values in thousands)

The cumulative timing differences primarily consist of callable bond adjustments.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2022, the Funds deferred to March 1, 2022 the following net capital losses of:

	Net Capital Losses (Gains)
	Short-Term	Long-Term
Core Bond Trust	$1,735	$(1,730)
Intermediate Bond Trust	156	(25)

At February 28, 2022, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2022.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2022.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, which was decreased from 1.25% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate (“LIBOR”). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the year ended February 28, 2022.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

As of February 28, 2022, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Trust	1	16.4%
Intermediate Bond Trust	4	82.5

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. Certain of a Fund’s investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

April 27, 2022

We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	172	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present).

Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered broker-dealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	172	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).

Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	172	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	172	Non-Executive Director, Legal & General Investment Management (Holdings) (2018-present); Non-Executive Director, Legal & General Investment Management America (U.S. Holdings) (financial services and insurance) (2017-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Member, Client Advisory Council, Financial Engines, LLC (registered investment adviser) (2011-2016); Director, Ford Pension Funds Investment Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	172	None

Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	172	None

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director and Chief Investment Officer, IBM Retirement Funds (2007-2016).	172	Advisory Board Member, Penso Advisors, LLC (2020-present); Advisory Board Member, Los Angeles Capital (2018-present); Advisory Board Member, State Street Global Advisors Total Portfolio Solutions (2017-present); Acting Executive Director, Committee on Investment of Employee Benefit Assets (CIEBA) (2016-2017); Advisory Board Member, Betterment for Business (robo advisor) (2016-2017); Advisory Board Member, BlueStar Indexes (index creator) (2013-2017); Director, Emerging Markets Growth Fund (registered investment company) (1997-2016); Member, Russell Index Client Advisory Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	172	(1) Independent Trustee of Advisors’ Inner Circle III fund platform, consisting of the following: (i) the Advisors’ Inner Circle Fund III, (ii) the Gallery Trust, (iii) the Schroder Series Trust, (iv) the Delaware Wilshire Private Markets Fund (since 2020), (v) Chiron Capital Allocation Fund Ltd., and (vi) formerly the Winton Diversified Opportunities Fund (2014-2018); and (2) Independent Trustee of the Symmetry Panoramic Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	172	Director, ICI Mutual Insurance Company (1999-2013).

Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	172	None

Marilyn McCoy (1948); Trustee since 2005.	Vice President of Administration and Planning, Northwestern University (1985-present).	172	None

Dr. Robert A. Oden, Jr. (1946); Trustee since 2005.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	172	Trustee, The Coldwater Conservation Fund; Trustee, American Museum of Fly Fishing (2013-present); Trustee and Vice Chair, Trout Unlimited (2017-2021); Trustee, Dartmouth-Hitchcock Medical Center (2011-2020).

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees (continued)

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	172	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Emily A. Youssouf (1951); Trustee since 2022.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013-present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	172	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee and Chair of the Audit Committee of the Transit Center Foundation (2015-2019).
Independent Trustees

Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	172	Treasurer and Director of the JUST Capital Foundation (2017-present).

Nina O. Shenker** (1957) Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	172	Director and Member of Executive Committee and Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee (2018-present).

(1)

The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (172 J.P. Morgan Funds).

*

In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.

The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.

Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.

Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel, Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from 2015 to 2021.

Matthew Beck (1988), Assistant Secretary (2021)***	Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

Anthony Geron (1971), Assistant Secretary (2018)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.

Max Vogel (1990), Assistant Secretary (2021)**	Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.

Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. since February 2012.

Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.

Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. since July 2006.

Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.

Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.

*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2021, and continued to hold your shares at the end of the reporting period, February 28, 2022.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$963.80	$0.68	0.14%
Hypothetical	1,000.00	1,024.10	0.70	0.14

JPMorgan Intermediate Bond Trust
Actual	1,000.00	970.80	0.73	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

LIQUIDITY RISK MANAGEMENT PROGRAM

(Unaudited)

Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.

The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity

Rule in some respects. The Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

TAX LETTER

(Unaudited)

(Dollar values in thousands)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.

Long-Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2022:

Long-Term Capital Gain Distribution
JPMorgan Core Bond Trust	$14,518
JPMorgan Intermediate Bond Trust	795

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2022:

Income from U.S. Treasury Obligations
JPMorgan Core Bond Trust	14.8%
JPMorgan Intermediate Bond Trust	12.2

FEBRUARY 28, 2022	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

JPMorgan Institutional Trust ( the “Trust”) held a special meeting of shareholders on October 27, 2021, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including each of the Funds. The results of the voting were as follows:

Votes Received (Amounts in thousands)
Independent Nominee

John F. Finn
In Favor	206,256
Withheld	0

Steven P. Fisher
In Favor	206,256
Withheld	0

Gary L. French
In Favor	206,256
Withheld	0

Kathleen M. Gallagher
In Favor	206,256
Withheld	0

Robert J. Grassi
In Favor	206,256
Withheld	0

Frankie D. Hughes
In Favor	206,256
Withheld	0

Raymond Kanner
In Favor	206,256
Withheld	0

Thomas P. Lemke
In Favor	206,256
Withheld	0

Votes Received (Amounts in thousands)

Lawrence R. Maffia
In Favor	206,256
Withheld	0

Mary E. Martinez
In Favor	206,256
Withheld	0

Marilyn McCoy
In Favor	206,256
Withheld	0

Dr. Robert A. Oden, Jr.
In Favor	206,256
Withheld	0

Marian U. Pardo
In Favor	206,256
Withheld	0

Emily A. Youssouf
In Favor	206,256
Withheld	0

Interested Nominee

Robert F. Deutsch
In Favor	206,256
Withheld	0

Nina O. Shenker
In Favor	206,256
Withheld	0

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2022

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number and account balances

◾  transaction history and account transactions

◾  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

◾  open an account or provide contact information

◾  give us your account information or pay us by check

◾  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ J.P. Morgan Funds doesn’t jointly market.

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2022. All rights reserved. February 2022.	AN-INSTT-222

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Kathleen M. Gallagher. She is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

On April 1, 2021, Kathleen M. Gallagher replaced Dennis P. Harrington as the audit committee financial expert. Mr. Harrington was not an “interested person” of the Registrant and was “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2022 – $111,221
2021 – $111,823

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2022 – $13,310
2021 – $13,311

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2022 – $17,425
2021 – $17,429

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2022 and 2021, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2022 – Not applicable
2021 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2022 – 0.0% 2021 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2021 – $30.5 million 2020 – $30.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 4, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 4, 2022